                                                       Registration No. 33-20827
                                                       Inv. Co. Act No. 811-5518

As filed with the Securities and Exchange Commission on December 6, 1996

 ==============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]

                     POST-EFFECTIVE AMENDMENT NO. 42  [X]
                                      and
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]

                             AMENDMENT NO. 44  [X]

                      ----------------------------------

                              THE RBB FUND, INC.

(Government Securities Portfolio: RBB Family Class; BEA International Equity
Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA High Yield
Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA Emerging Markets Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA U.S. Core Equity Portfolio: BEA Class; BEA U.S. Core Fixed Income Portfolio:
BEA Class; BEA Strategic Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio: BEA Class; BEA Balanced Fund Portfolio: BEA Class; BEA Short Duration Portfolio: BEA Class; BEA Global Telecommunications Portfolio:
BEA Investor Class and BEA Advisor Class; n/i Micro Cap Fund: n/i Class; n/i Growth Fund: n/i Class; n/i Growth & Value Fund: n/i Class; Boston Partners Large Cap Value Fund: Boston Partners Investor Class, Boston Partners Advisor Class and Boston Partners Institutional Class; Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio: Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class)
--------------------------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)
                        Bellevue Park Corporate Center
                             400 Bellevue Parkway
                                   Suite 100
                             Wilmington, DE  19809
                   (Address of Principal Executive Offices)
                   ----------------------------------------
                Registrant's Telephone Number:  (302) 792-2555

                                  Copies to:
GARY M. GARDNER, ESQUIRE                      JOHN N. AKE, ESQUIRE
PNC Bank, National Association                Ballard Spahr Andrews & Ingersoll
1600 Market Street, 28th Floor                1735 Market Street, 51st Floor
Philadelphia, PA 19103                        Philadelphia, PA 19103

(Name and Address of
Agent for Service)

    Approximate Date of Proposed Public Offering: as soon as possible after effective date of registration statement.

    It is proposed that this filing will become effective (check appropriate box)

           immediately upon filing pursuant to paragraph (b)
      ----
       X   on December 16, 1996 pursuant to paragraph (b)
      ----
           60 days after filing pursuant to paragraph (a)(1)
      ----
           on ______________ pursuant to paragraph (a)(1)
      ----
           75 days after filing pursuant to paragraph (a)(2)
      ----
           on _______________ pursuant to paragraph (a)(2) of rule 485
      ----
    If appropriate, check following box:

             this post-effective amendment designates a new effective date for a
      ----
             previously filed post-effective amendment.

                        ------------------------------
    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of common stock of each of the seventy-seven classes registered hereby under the Securities Act of 1933. Registrant filed its notice pursuant to Rule 24f-2 for the fiscal year ended August 31, 1996 on October 28, 1996.

                               THE RBB FUND, INC.
                        (n/i Micro Cap Fund, n/i Growth
                       Fund and n/i Growth & Value Fund)
                             Cross Reference Sheet



     Form N-1A Item                              Location
     --------------                              --------

       PART A                                    PROSPECTUS

1.  Cover Page............................    Cover Page

2.  Synopsis..............................    Cover Page;
                                              Introduction

3.  Condensed Financial Information.......    Not Applicable

4.  General Description of Registrant.....    Cover Page; Introduction;
                                              Investment Objectives and
                                              Policies; Investment Limitations

5.  Management of the Fund................    Management

6.  Capital Stock and Other Securities....    Cover Page; Dividends and
                                              Distributions; Description of
                                              Shares

7.  Purchase of Securities Being Offered..    How to Purchase Shares; Net Asset
                                              Value

8.  Redemption or Repurchase..............    How to Redeem Shares;
                                              Net Asset Value


9.  Legal Proceedings.....................    Not Applicable

       PART B                                    STATEMENT OF
                                                 ADDITIONAL
                                                 INFORMATION

10.  Cover Page............................    Cover Page

11.  Table of Contents.....................    Contents

12.  General Information and History.......    General; See Prospectus
                                               - "The Fund"

13.  Investment Objectives and Policies....    Investment Objectives and
                                               Policies

14.  Management of the Fund................    Directors and Officers;
                                               Investment Advisory Distribution
                                               and Servicing Arrangements

15.  Control Persons and Principal Holders
      of Securities.........................   Miscellaneous

16.  Investment Advisory and Other
      Services..............................   Investment Advisory Distribution
                                               and Servicing Arrangements; See
                                               Prospectus - "Management"

17.  Brokerage Allocation and Other
      Practices.............................   Fund Transactions

18.  Capital Stock and Other Securities....    Description of Shares; Additional
                                               Information Concerning Fund
                                               Shares; See Prospectus -
                                               "Dividends and Distributions" and
                                               "Description of Shares"

19.  Purchase, Redemption and Pricing of
      Securities Being Offered..............   Purchase and Redemption
                                               Information; Valuation of Shares;
                                               See Prospectus - "How to Purchase
                                               Shares," "How to Redeem Shares"
                                               and "Distribution of Shares"

20.  Tax Status............................    Taxes; See Prospectus - "Taxes"

21.  Underwriters..........................    Not Applicable

22.  Calculation of Performance Data.......    Performance and Yield
                                               Information; See Prospectus --
                                               "Other Information"

23.  Financial Statements                      Financial Statements

      PART C                                        Other Information

     Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                           n/i family of mutual funds





                               n/i Micro Cap Fund

                                n/i Growth Fund

                            n/i Growth & Value Fund



                 --------------------------------------------

                        advised by numeric investors lp

                 --------------------------------------------





                                                                      Prospectus

                                                          December 16, 1996

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
INTRODUCTION...............................................................   2
FINANCIAL HIGHLIGHTS.......................................................   5
INVESTMENT OBJECTIVES AND POLICIES.........................................   6
INVESTMENT LIMITATIONS.....................................................   9
MANAGEMENT.................................................................  10
HOW TO PURCHASE SHARES.....................................................  12
HOW TO REDEEM SHARES.......................................................  14
NET ASSET VALUE............................................................  15
DIVIDENDS AND DISTRIBUTIONS................................................  15
TAXES......................................................................  15
DESCRIPTION OF SHARES......................................................  16
OTHER INFORMATION..........................................................  17

APPENDIX A--Performance Benchmarks

                              INVESTMENT ADVISER
                            Numeric Investors L.P.
                           Cambridge, Massachusetts

                                   CUSTODIAN
                            Custodial Trust Company
                             Princeton, New Jersey

                      CO-ADMINISTRATOR AND TRANSFER AGENT
                                   PFPC Inc.
                             Wilmington, Delaware

                               CO-ADMINISTRATOR
                      Bear Stearns Funds Management Inc.
                              New York, New York

                                  DISTRIBUTOR
                          Counsellors Securities Inc.
                              New York, New York

                                    COUNSEL
                       Ballard Spahr Andrews & Ingersoll
                          Philadelphia, Pennsylvania

                            INDEPENDENT ACCOUNTANTS
                           Coopers & Lybrand L.L.P.
                          Philadelphia, Pennsylvania
                          n/i family of mutual funds
                                      of
                              The RBB Fund, Inc.

  The n/i Family of Mutual Funds consists of three classes of common stock of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of each such class (collectively, the "n/i Family of Mutual Funds Shares" or "Shares") offered by this Prospectus represent interests in one of three investment portfolios of RBB and are designed to offer a variety of investment opportunities (each such investment portfolio referred to as a "Fund," collectively, the "Funds"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

    n/i Micro Cap Fund--to provide long-term capital appreciation. The Fund invests generally in common stock of companies with higher than average earnings growth rates and market capitalization of $500 million or less, although the Fund may invest in companies with higher market capitalization, and lower than average growth rates.

    n/i Growth Fund--to provide long-term capital appreciation. The Fund invests generally in common stock of companies with smaller ($1 billion or less) market capitalization, or companies with substantial equity capital and higher than average earnings growth rates.

    n/i Growth & Value Fund--to provide long-term capital appreciation. The Fund invests generally in common stock of middle and large capitalization companies where earnings per share are improving more rapidly than the earnings per share of the average company, as well as companies whose securities have market valuations which are lower than the average market valuations of securities, as measured by such characteristics as price to earnings ratios and price to book ratios.

  Numeric Investors L.P. ("Numeric"), the Funds' investment adviser, will monitor the Funds' total assets and may close any of the Funds at any time to new investment due to concerns that an increase in the size of a Fund may adversely affect the implementation of Numeric's investment strategy. Numeric may also choose to reopen a closed fund to new investment at any time, and may subsequently close such Fund again should concerns regarding Fund size recur.

  Shares of the n/i Family of Mutual Funds are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank and shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in n/i Family of Mutual Funds Shares involve investment risks, including the possible loss of principal.

  This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 16, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. The Prospectus and Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov). It may also be obtained free of charge by calling (800) NUMERIC [(800) 686-3742].

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS                                               December 16, 1996

INTRODUCTION

RBB is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and is currently operating or proposing to operate nineteen separate investment portfolios. Each of the three classes of Shares offered by this Prospectus represents interests in one of the following three investment portfolios (each a "Fund." collectively the "Funds"): n/i Micro Cap Fund; n/i Growth Fund; and n/i Growth & Value Fund. RBB was incorporated under the laws of the State of Maryland on February 29, 1988.

WHO SHOULD INVEST: LONG-TERM INVESTORS SEEKING CAPITAL APPRECIATION

The Funds are intended for investors who are seeking long-term capital appreciation, and who do not need to earn current income from their investment in the Funds. The net asset values per share of Shares representing interests in the Funds will fluctuate as the values of the portfolio securities change in response to changing market prices and other factors. Because of the risks associated with common stock investments, the Funds are intended to be a long-term investment vehicle and are not designed to provide investors with a means of speculating on short-term stock market movements. Investors should be able to tolerate sudden, sometimes substantial fluctuations in the value of their investment. Investors who engage in excessive account activity generate additional costs which are borne by all a Fund's shareholders. In order to minimize such costs, the Funds reserve the right to reject any purchase request (including exchange purchases from other n/i Funds) that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the investor. Additionally, the Funds have adopted exchange privilege limitations permitting three exchanges per year as described in the section "Exchange Privilege Limitations." Finally, the Funds reserve the right to suspend the offering of their shares.

Because of these risks, the Funds should not be considered a complete investment program. Most investors should maintain diversified holdings of securities with different risk characteristics--including common stocks, bonds and money market instruments. Investors may wish to purchase shares on a regular, periodic basis (Automatic Investing), rather than investing in one lump sum, in order to reduce the risk of investing all their monies in common stocks at a particularly unfavorable time. Investors may also wish to complement an investment in the Fund with other types of common stock investments.

FUND MANAGEMENT

Numeric serves as the investment adviser to the Funds. Numeric specializes in the active management of U.S. equity portfolios using internally developed quantitative stock selection and portfolio risk-control techniques, and currently has over $2 billion in assets under management for individual, limited partnership, mutual fund, pension plan and endowment accounts.

THE FUNDS

The investment objectives and policies of each of the Funds are summarized in the table below. There is no assurance that a Fund will achieve its investment objective.

    n/i                          Investment                        Performance
   Fund                       Objective/Policy                      Benchmark*
-------------------------------------------------------------------------------
 Micro Cap Objective is to provide long-term capital
           appreciation. Invests primarily in common stock of
           companies with market capitalizations of $500 million   Russell 2000
           or less and higher than average earnings growth         Growth Index
           rates.
-------------------------------------------------------------------------------
 Growth    Objective is long-term capital appreciation. Invests    Russell 2500
           primarily in common stock of companies with smaller     Growth Index
           ($1 billion or less)
           market capitalization or companies with substantial
           equity capital and higher than average earnings
           growth rates.
-------------------------------------------------------------------------------
 Growth &  Objective is long-term capital appreciation. Invests    S&P MidCap
  Value    primarily in common stocks of middle and large          400 Index
           capitalization companies where earnings per share are
           improving more rapidly than the earnings per share of
           the average company, as well as companies whose
           securities have market valuations which are lower
           than the average market valuations of securities, as
           measured by such characteristics as price to earnings
           ratios and price to book ratios.

--------
* For more information on a Fund's benchmark, see Appendix A at the back of this prospectus.

FEE TABLE

The following tables illustrate all expenses and fees (after expected fee waivers and expense reimbursements) that a shareholder would incur in each Fund. The expenses and fees in the tables are based on expenses incurred for the current fiscal period ending August 31, 1996.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as percentage of offering
price)                                                                NONE
Sales Charge Imposed on Reinvested Dividends                          NONE
Redemption Fees                                                       NONE
Exchange Fees 1                                                       NONE

--------
1 Exchanges are limited to three (3) per year. See "How to Purchase Shares--
  Exchange Privilege Limitations."

Annual Fund Operating Expenses After Expense Waivers and Reimbursements (as a percentage of average net assets) /1/

                                                                          GROWTH
                                                            MICRO           &
                                                             CAP   GROWTH VALUE
                                                            FUND    FUND   FUND
                                                            -----  ------ ------
Management Fees
 (after waivers) /2/.......................................    0%    .10%     0%
12b-1 Fees (after waivers)................................. None    None   None
Other Expenses
 (after waivers and
 reimbursements)........................................... 1.00%    .90%  1.00%
                                                            ----    ----   ----
Total Fund Operating Expenses
 (after waivers and
 reimbursements)........................................... 1.00%   1.00%  1.00%
                                                            ====    ====   ====

--------
1. Before expense waivers and reimbursements, Management Fees would be 0.75% for each of the three Funds, Other Expenses would be 2.70% for the Micro Cap Fund, 1.87% for the Growth Fund and 8.23% for the Growth & Value Fund and Total Fund Operating Expenses would be 3.45% for the Micro Cap, 2.62% for the Growth Fund and 8.98% for the Growth & Value Fund.

2. Management fees are based on average daily net assets and are calculated daily and paid monthly.

The caption "Other Expenses" does not include extraordinary expenses as determined by use of generally accepted accounting principles, nor does it include taxes, interest or brokerage fees and expenses on the purchase and sale of portfolio securities.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in each of the Funds, assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                                          ONE  THREE FIVE   TEN
                                                          YEAR YEARS YEARS YEARS
                                                          ---- ----- ----- -----
Micro Cap................................................ $10   $32   $55  $122
Growth................................................... $10   $32   $55  $122
Growth & Value........................................... $10   $32   $55  $122

The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR OPERATING EXPENSES AND ACTUAL INVESTMENT RETURN OR OPERATING EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in any of the n/i Family of Mutual Funds Classes of RBB will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects a voluntary waiver of management fees for each Fund through the current fiscal year. There can be no assurance that any future waivers of management fees (if any) will not vary from the figures reflected in the Fee Table. In addition, Numeric is currently voluntarily assuming additional expenses of some of the Funds. There can be no assurance that Numeric will continue to assume such expenses. Assumption of additional expenses will have the effect of lowering a Fund's overall expense ratio and increasing its yield or total return to investors. "Other Expenses" for the Funds are based on estimated amounts for the current fiscal year.

OFFERING PRICES

Shares that represent interests in the Funds will be offered to the public at the next determined net asset value after receipt of an order by PFPC Inc. ("PFPC"), the Funds' transfer agent. THE SHARES ARE OFFERED ON A NO-LOAD
BASIS: THERE IS NO SALES CHARGE IMPOSED ON PURCHASES OF SHARES, NOR ARE THE SHARES SUBJECT TO A 12B-1 FEE.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS

The minimum initial investment for each Fund is $3,000. Subsequent investments must be $100 or more. The minimum initial investment for an Automatic Investment Plan is $1,000 with minimum monthly payments of $100. The minimum investment for Individual Retirement Accounts ("IRAs"), or pension, profit-sharing or other employee benefit plans is $1,000 and minimum subsequent investments are $100. See "How to Purchase Shares."

EXCHANGES

Shares of a n/i Family Fund may be exchanged up to three (3) times per year for Shares of any other n/i Family Fund at their net asset value next determined after receipt by PFPC of an exchange request. In addition, RBB reserves the right to impose an administrative charge for each exchange or to reject any exchange request that is reasonably deemed to be disruptive to efficient portfolio management. See "How to Purchase Shares--Exchange Privilege" and "Exchange Privilege Limitation."

REDEMPTION PRICE

Shares may be redeemed at any time at their net asset value next determined after receipt by PFPC of a redemption request. RBB reserves the right, upon 30 days' written notice, to redeem an account in any of the Funds if the net asset value of the investor's Shares in that account falls below $500 and is not increased to at least such amount within such 30-day period. See "How to Redeem Shares."

RISK FACTORS TO CONSIDER

An investment in any of the Funds is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." As with other mutual funds, there can be no assurance that any Fund will achieve its objective. Some or all of the Funds, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: short sales, borrowings, the lending of portfolio securities, engaging in options and futures transactions and investments in micro-cap and small cap issuers. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies." In addition, the Funds may be subject to high portfolio turnover rates. See "Investment Objectives and Policies-- Portfolio Turnover" and "Taxes."

SHAREHOLDER INQUIRIES

For questions regarding shareholder accounts: (800) 348-5031. Any questions regarding (i) new or existing accounts or (ii) purchases or redemptions should be directed to PFPC by writing them at:

  Bellevue Park Corporate Center
  400 Bellevue Parkway
  Wilmington, Delaware 19809

For overnight deliveries:

  Bellevue Park Corporate Center
  400 Bellevue Parkway, Suite 108
  Wilmington, Delaware 19809

or by calling PFPC toll-free at:

  (800) 348-5031 (in Delaware call collect (302) 791-3486).

For any other questions, call:

  1-800-NUMERIC [1-800-686-3742].

To Request a Prospectus. A prospectus is available by calling:

  1-800 NUMERIC [1-800-686-3742].

To reach Numeric on the Internet. Information is available on the Internet through the World Wide Web. Shareholders and investment professionals may obtain information on Numeric by accessing:

  http://www.numeric.com

To reach Numeric through e-mail:

  info@numeric.com

FINANCIAL HIGHLIGHTS

(FOR THE PERIOD JUNE 3, 1996* THROUGH AUGUST 31, 1996)

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period ended August 31, 1996. This information has been derived from information provided in the financial statements for that period which has been audited by Coopers & Lybrand L.L.P., RBB's independent accountants, whose report thereon appears in the Statement of Additional Information along with the financial statements. The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                              MICRO
                                               CAP     GROWTH    GROWTH & VALUE
                                              FUND      FUND          FUND
                                             -------   -------   --------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period........ $ 12.00   $ 12.00      $ 12.00
                                             -------   -------      -------
Net investment income(1)....................    0.01      0.01         0.03
Net realized and unrealized loss on
 investments(2).............................   (0.34)    (0.17)       (0.47)
                                             -------   -------      -------
Net decrease in net assets resulting from
 operations.................................   (0.33)    (0.16)       (0.44)
                                             -------   -------      -------
Net asset value, end of period.............. $ 11.67   $ 11.84      $ 11.56
                                             =======   =======      =======
Total investment return(3)..................   (2.75)%   (1.33)%      (3.67)%
                                             =======   =======      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)... $14,100   $26,756      $ 3,813
Ratio of expenses to average net
 assets***(1)(4)............................    1.00%     1.00%        1.00%
Ratio of net investment income to average
 net assets***(1)...........................    0.73%     0.71%        1.89%
Portfolio turnover rate****.................   42.92%    19.21%        5.25%
Average commission rate per share(5)........ $0.0339   $0.0365      $0.0363

--------
   * Commencement of operations.
  ** Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
 *** Annualized.
**** Not annualized.
 (1) Reflects waivers and reimbursements.
 (2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
 (3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.

 (4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended August 31, 1996 would have been 3.45%, 2.62% and 8.98% for n/i Micro Cap Fund, n/i Growth Fund, and n/i Growth & Value Fund, respectively.
 (5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.

INVESTMENT OBJECTIVES AND POLICIES

To meet its investment objective, each Fund employs a specific investment style, as described below. There is no assurance that a Fund will achieve its investment objective.

The investment objective of the n/i Micro Cap Fund is to provide long-term capital appreciation. The Fund invests primarily in common stocks, although it may also invest in securities which are convertible into common stock, fixed income securities and money market securities. Under normal circumstances, the Fund invests at least 65% of its total assets in common stock of companies with market capitalization of $500 million or less and higher average earnings growth rates, although the Fund may invest in companies with higher market capitalization and lower than average earnings growth rates. Numeric determines its stock selection decisions primarily on the basis of its growth stock model, which seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. Considered, but of significantly less importance, is the value stock model which seeks to identify companies whose securities have market valuations which are lower than the average market valuations of securities, as measured by characteristics including price to earnings ratios and price to book ratios. The Fund measures its performance against the Russell 2000 Growth Index.

The investment objective of the n/i Growth Fund is to provide long-term capital appreciation. The Fund invests primarily in common stocks, although it may also invest in securities which are convertible into common stock, fixed income securities and money market securities. Under normal circumstances, the Fund invests in common stock of companies with smaller ($1 billion or less) market capitalization or companies with substantial equity capital and higher than average earnings growth rates. Numeric determines its stock selection decisions primarily on the basis of its growth stock model, which seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. Considered, but of significantly less importance, is the value stock model which seeks to identify companies whose securities have market valuations which are lower than the average market valuations of securities, as measured by characteristics including price to earnings ratios and price to book ratios. The Fund will measure its performance against the Russell 2500 Growth Index.

The investment objective of the n/i Growth & Value Fund is to provide long-term capital appreciation. The Fund invests primarily in common stocks of middle and large capitalization companies, although it may also invest in securities which are convertible into common stock, fixed income securities and money market securities. Numeric determines its stock selection decisions primarily on the basis of its growth stock model and its value stock model. The growth stock model seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. The value stock model seeks to identify companies whose securities have market valuations which are lower than the average market valuation of securities, as measured by characteristics including price to earnings ratios and price to book ratios. The Fund anticipates that it will invest a large portion of its total assets in common stock of "mid cap" companies, which the Fund defines as the 151st to the 1000th largest companies (excluding ADRs) as ranked by market capitalization. This currently represents a market capitalization range of approximately $800 million to $8 billion. The Fund will measure its performance against the S&P MidCap 400 Index.

NUMERIC'S INVESTMENT STYLE. Numeric employs a quantitative approach to investment management. Numeric relies on proprietary quantitative computer models utilizing internally developed computer technology and financial databases to assist in the stock selection process. Numeric's proprietary models are capable of ranking a large universe of eligible investments using a wide array of financial data such as market price, book value, earnings, cash flow and earnings growth rates. The models also evaluate the degree to which independent research analysts are changing their earnings forecasts for the companies they follow. The models are broadly classified into two types:
Numeric's value stock model seeks to identify companies whose securities have market valuations which are lower than the average market valuation of securities, as measured by characteristics including price to earnings ratios and price to book ratios; Numeric's growth stock model, Estrend(TM), seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. Stocks are ranked according to their relative attractiveness as determined by these models. These rankings assist Numeric in constructing a portfolio it believes is invested in the most attractive securities consistent with a Fund's investment objectives. The same investment strategy used to manage a particular Fund also may be used for institutional accounts managed by Numeric. These models may be changed periodically to capture the insights of Numeric's ongoing research efforts.

In pursuing the investment objectives of each of the Funds, Numeric may use the investment instruments and techniques discussed below:

EQUITY MARKETS. The Funds invest primarily in equity markets at all times. Equity markets can be highly volatile, so that investing in the Funds involves substantial risk. In addition, the Funds can and will typically invest in stocks which are riskier and more volatile than the average stock. As a result, investing in these Funds involves risk of substantial loss of capital.

OPTIONS AND FUTURES. The Funds may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Funds may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes, including equitizing cash.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by Numeric. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. The Funds bear the risk that the broker-dealer will fail to meet its obligations. There is no assurance that the Funds will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

To enter into a futures contract, the Funds must make a deposit of an initial margin with its custodian in a segregated account in the name of its futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of a Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of options and futures by the Funds is subject to Numeric's ability to correctly predict movements in the direction of the market. For example, if a Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. For a further discussion see "Investment Objectives and Policies" in the Statement of Additional Information.

SHORT SALES. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents or U.S. Government securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position in accordance with positions taken by the Staff of the Securities and Exchange Commission.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. The Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. See "Options and Futures Contracts" above.

The Funds anticipate that the frequency of short sales will vary substantially in different periods, and they do not intend that any specified portion of their assets, as a matter of practice, will be invested in short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets. The value of the securities of any single issuer sold short by a Fund may not exceed the lesser of 2% of the value of a Fund's net assets or 2% of the outstanding securities of any class of any issuer. Short sales may be made only in securities which are fully listed on a national securities exchange.

In addition to the short sales discussed above, the Funds may make short sales "against the box," a transaction in which a Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It currently is anticipated that the Funds will make short sales against the box for purposes of protecting the value of the Funds' net assets.

LENDING OF FUND SECURITIES. The Funds may lend their portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which Numeric deems to be of good standing and only when, in Numeric's judgment, the income to be earned from the loans justifies the attendant risks.

PORTFOLIO TURNOVER. The Funds may be subject to a greater degree of turnover and thus a higher incidence of short-term capital gains taxable as ordinary income than might be expected from portfolios which invest substantially all of their funds on a long-term basis, and correspondingly larger brokerage charges can be expected to be borne by such Funds. Federal income tax law may restrict the extent to which such Funds may engage in short-term trading activities. See "Taxes" below and in the Statement of Additional Information for a discussion of the impact of portfolio turnover. The Funds anticipate that their annual turnover will range from 150% to 300% or more depending on market conditions. Such turnover rates are greater than that of many other investment companies.

MICRO CAP AND SMALL CAP STOCKS. Securities of companies with micro and small capitalizations tend to be riskier than securities of companies with medium or large capitalizations. This is because micro and small cap companies typically have smaller product lines and less access to liquidity than mid cap or large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro and small cap companies tend to be less certain than mid or large cap companies, and the dividends paid on micro and small cap stocks are frequently negligible. Moreover, micro and small cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro and small cap companies tend to be more volatile than those of mid and large cap companies.

BORROWING MONEY. As a fundamental policy, the Funds are permitted to borrow to the extent permitted under the 1940 Act and to mortgage, pledge or hypothecate their respective assets in connection with such borrowings in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. However, the Funds currently intend to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of their respective total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of its total assets, the Funds will not make any additional investments.

DEBT SECURITIES. The Funds may invest in debt securities rated no less than investment grade by either Standard & Poor's or Moody's. Bonds in the lowest investment grate debt category (e.g., bonds rated BBB by Standard & Poor's Corporation or Baa by Moody's Investors Services, Inc.) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Funds will not retain a bond which was rated as investment grade at the time of purchase but whose rating is subsequently downgraded below investment grade. The value of debt securities held by a Fund will tend to vary inversely in relation to changes in prevailing interest rates. Thus, if interest rates have increased from the time a debt security was purchased, such security, if sold, might be sold at a price less than its cost. Conversely, if interest rates have declined from the time a debt security was purchased, the debt security, if sold, might be sold at a price greater than its cost.

MARKET FLUCTUATION. Because the investment alternatives available to each Fund may be limited by specific objectives of that Fund, investors should be aware that an investment in a particular Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of each Fund, an investment in any single fund should not be considered a complete investment program. There is no assurance that any Fund will achieve its investment objectives.

SHORT-TERM DEBT OBLIGATIONS. The Funds may purchase money market instruments to the extent consistent with their investment objectives and policies. Such instruments include U.S. Government obligations, repurchase agreements, certificates of deposit, bankers acceptances and commercial paper.

REPURCHASE AGREEMENTS. The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Funds may enter into repurchase agreements will be banks and broker/dealers which Numeric considers creditworthy pursuant to criteria approved by the Board of Directors. Numeric will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to a Fund in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. Numeric will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

OTHER INVESTMENT INSTRUMENTS AND TECHNIQUES. In addition to the above investment instruments and techniques, the Funds presently intend to invest not more than 5% of a Fund's net assets in when-issued and forward commitments, illiquid securities, depositary receipts, investment company securities and convertible securities. These investment instruments and techniques and related risks are described in greater detail in the Funds' Statement of Additional Information under "Investment Objectives and Policies."

The Funds' investment objectives and policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of outstanding Shares of RBB representing interests in the Funds. Such changes may result in the Funds having investment objectives which differ from those an investor may have considered at the time of investment. Shareholders will be provided 30 days prior written notice of any change in a Fund's investment objectives. There is no assurance that the investment objective of the Funds will be achieved.

INVESTMENT LIMITATIONS

No Fund may change the following investment limitations (with certain exceptions, as noted below) without the affirmative vote of the holders of a majority of a Fund's outstanding Shares. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

THE FUNDS MAY NOT:

1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of a Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

2. Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of their respective assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed. For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of a Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

4. Make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of a Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to RBB, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

In determining whether the Funds have complied with limitation 3 above, the Funds will not take into account the value of options and futures. These investment limitations are applied at the time investment securities are purchased (except that, with respect to borrowings, if asset coverage falls below 300%, a Fund will reduce its borrowing to restore asset coverage to 300% within three business days in accordance with the requirements of the 1940
Act). In order to permit the sale of its shares in certain states, the Funds may make commitments more restrictive than the investment policies and limitations described in this Prospectus. If the Funds determine that any commitment is no longer in the best interests of the Funds, they will revoke the commitment by terminating sale of shares of the Funds in the state involved.

MANAGEMENT

BOARD OF DIRECTORS

The business and affairs of RBB and each investment portfolio are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

Numeric serves as investment adviser to the Funds. Numeric was organized in October, 1989 as a Delaware limited partnership and is located in Cambridge, Massachusetts. The firm, which specializes in the active management of U.S. equity portfolios using internally developed quantitative stock selection and portfolio risk-control techniques, currently has over $2 billion in assets under management for individual, limited partnership, mutual fund, pension plan and endowment accounts. Langdon B. Wheeler, CFA is the founder of Numeric. Mr. Wheeler received his MBA from Harvard University and an undergraduate degree from Yale University. All Funds are managed by John C. Bogle, Jr., CFA. Mr. Bogle joined Numeric in 1990 after serving as Vice President and Portfolio Manager at State Street Global Advisors. Mr. Bogle received his MBA and BS from Vanderbilt University. Messrs. Wheeler and Bogle are active in the development and implementation of the firm's stock selection models. The General Partner of Numeric is Langdon Wheeler & Associates, Inc., a Massachusetts corporation. The principal officers of Langdon Wheeler & Associates, Inc. are Messrs. Wheeler and Bogle.

For the services provided and the expenses assumed by it, Numeric is entitled to receive a fee from each of the Funds at an annual rate of 0.75% of a Fund's average daily net assets, computed daily and payable monthly. Numeric may from time to time voluntarily agree to waive all or any portion of its advisory fees. Numeric presently intends to waive its fees for the current fiscal year and for the following fiscal year to the extent necessary to maintain an annualized expense ratio for each Fund of 1.00%, although there is no guarantee that Numeric will maintain such waivers indefinitely.

For the Fund's fiscal period ended August 31, 1996, Numeric waived all investment advisory fees earned with respect to the n/i Micro Cap Fund and n/i Growth & Value Fund. For the n/i Growth Fund, RBB paid Numeric investment advisory fees of .10% (annualized) of the average net assets and during the same period it waived .65% (annualized) of average net assets.

CO-ADMINISTRATORS

Bear Stearns Funds Management Inc. ("BSFM"), an affiliate of Bear, Stearns & Co. Inc. ("Bear Stearns"), serves as co-administrator to the Funds. BSFM generally assists each of the Funds in all aspects of their administration and operations. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

PFPC, an indirect wholly owned subsidiary of PNC Bank, N.A. ("PNC"), also serves as co-administrator to the Funds. PFPC assists the Funds in matters relating to the maintenance of financial records and accounting. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

PFPC serves as the Funds' transfer agent and dividend disbursing agent. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, DE 19809. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

CUSTODIAN

Custodial Trust Company ("CTC"), an affiliate of Bear Stearns, serves as custodian for the Funds. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

OTHER ADMINISTRATIVE SERVICES

Counsellors Funds Services, Inc., a wholly owned subsidiary of the Distributor, provides certain administrative services to the Funds not otherwise provided by BSFM or PFPC. The services provided and fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

The expenses of each Fund are deducted from their total income before dividends are paid. These expenses include, but are not limited to, fees paid to Numeric, fees and expenses of officers and directors who are not affiliated with Numeric or the Funds' Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Funds and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of RBB, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the adviser under its investment advisory agreement with respect to a Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios at the time such expenses are cited. Transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees, identified as belonging to a particular class, are allocated to such class.

Numeric may assume additional expenses of the Funds from time to time. In certain circumstances, Numeric may assume such expenses on the condition that it is reimbursed by the Funds for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Fund's expense ratio and of decreasing the total return or yield to investors.

For the Fund's fiscal period ended August 31, 1996, the n/i Micro Cap Fund's total expenses were 3.45% (annualized) of average net assets (not taking into account waivers and reimbursements of 2.45% (annualized)), the n/i Growth Fund's total expenses were 2.62% (annualized) of average net assets (not taking into account waivers and reimbursements of 1.62% (annualized)) and the n/i Growth & Value Fund's total expenses were 8.98% (annualized) of average net assets (not taking into account waivers and reimbursements of 7.98% (annualized)).

FUND TRANSACTIONS

Numeric may consider a number of factors in determining which brokers to use in purchasing or selling a Fund's securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. A higher rate of turnover of a Fund's securities may involve correspondingly higher transaction costs, which will be borne directly by the Fund. A Fund may enter into brokerage transactions with and pay brokerage commissions to brokers that are affiliated persons (as such term is defined in the 1940 Act) provided that the terms of the brokerage transactions comply with the provisions of the 1940 Act.

Numeric may allocate trades among any or all of its clients, including the Funds. Numeric combines orders and allocates to each account its proportionate or "pro rata" share of the trade. Accounts included in the trade allocation may include limited partnerships for which Numeric serves as general partner and in which employees and/or partners of Numeric may own a substantial interest. Numeric may cause the Funds to pay brokerage commissions which may be in excess of the lowest rates available to brokers who execute transactions for the Funds or who otherwise provide brokerage and research services utilized by Numeric, provided that Numeric determines in good faith that the amount of each such commission paid to a broker is reasonable in relation to the value of the brokerage viewed in terms of either the particular transaction to which the commission relates or Numeric's overall responsibilities with respect to the Funds.

DISTRIBUTION OF SHARES

Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors, Inc., with offices at 466 Lexington Avenue, New York, New York, acts as distributor for each of the Funds pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with RBB on behalf of each of the Funds.

HOW TO PURCHASE SHARES

GENERAL

Shares representing interests in the Funds are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge through PFPC, the Funds' transfer agent. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application and payment to PFPC. Subsequent purchases of Shares may be effected by mailing a check or Federal Reserve Draft payable to the order of "n/i Family of Funds" c/o PFPC, P.0. Box 8966, Wilmington, Delaware 19899-8966. The name of the Fund for which Shares are being purchased must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in any Fund must be at least $3,000 and subsequent investments must be at least $100. The minimum initial investment for an Automatic Investment Plan is $1,000 with minimum monthly payments of $100. RBB reserves the right to reject any purchase order or to waive the minimum initial or subsequent investment requirement. Investors will be given notice of any increase in minimum investment requirements.

Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a sales charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

A. Telephone the Funds' transfer agent, PFPC, toll-free (800) 348-5031 (in Delaware call collect (302) 791- 3486), and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

  PNC Bank, N.A.
  ABA-0310-0005-3
  CREDITING ACCOUNT NUMBER: 86-1108-2312
  FROM: (name of investor)
  ACCOUNT NUMBER: (Investor's account number with the Fund)
  FOR PURCHASE OF: (name of the Fund)
  AMOUNT: (amount to be invested)

C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

Shares of the Funds may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Such Shares are offered at the next determined net asset value per share.

The price paid for a Fund's Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after an order is received by PFPC. Such price will be the net asset value next computed after an order is received by PFPC provided such order is transmitted to and received by PFPC prior to its close of business on such day. Orders received by PFPC after its close of business are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after PFPC receives payment in good order.

Shareholders whose shares are held in a street name account and who desire to transfer such shares to another street name account should contact the record holder of their current street name account.

The Funds understand that some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals ("Service Agents") may impose certain conditions on their clients that invest in the Funds, which are in addition to or different from those described in this Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. Certain features of the Funds, such as the minimum initial or subsequent investments, may be modified in these programs, and administrative charges may be imposed for the services rendered. Therefore, a client or customer should contact the organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of a Fund's shares and should read this Prospectus in light of the terms governing his accounts with Service Agents. Service Agents will be responsible for promptly transmitting client or customer purchase and redemption orders to the Funds in accordance with their agreements with clients or customers. If payment is not received by such time, the Service Agent could be held liable for resulting fees or losses.

AUTOMATIC INVESTMENT PLAN

Additional investments in Shares of the Funds may be made automatically by authorizing PFPC to withdraw funds from your bank account through an Automatic Investment Plan. Investors desiring to participate in an Automatic Investment Plan should call RBB's transfer agent, PFPC, at (800) 348-5031 (in Delaware call collect (302) 791-3486) to obtain the appropriate forms, or complete the appropriate section of the Application included with this Prospectus. The minimum initial investment for an Automatic Investment Plan is $1,000 with minimum monthly payments of $100.

EXCHANGE PRIVILEGE

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of any Fund for Shares of any other of the Fund up to three
(3) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Fund to be acquired next determined after PFPC's receipt of a request for an exchange. In addition, RBB reserves the right to impose a $5.00 administrative fee for each exchange. An exchange of Shares will be treated as a sale for Federal income tax purposes. See "Taxes."

A shareholder wishing to make an exchange may do so by sending a written request to PFPC. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange by calling (800) 348-5031 (in Delaware call collect (302) 791-3486). RBB will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if RBB does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither RBB nor PFPC will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account's Federal tax identification number and name of the Fund, all of which must match RBB's records; (3) permitting exchanges only if the two account registrations are identical; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

For accounts held of record by Service Agents, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

If the exchanging shareholder does not currently own Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an Eligible Guarantor Institution, as defined by rules issued by the SEC, including banks, brokers, dealers, credit unions, national securities exchanges and savings associations. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

If an exchange is to a new n/i Family Fund, the dollar value of Shares acquired must equal or exceed RBB's minimum for a new account; if to an existing account, the dollar value must equal or exceed RBB's minimum for subsequent investments. If any amount remains in the n/i Fund from which the exchange is being made, such amount must not drop below the minimum account value required by RBB.

EXCHANGE PRIVILEGE LIMITATIONS

The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Funds have established a policy of limiting excessive exchange activity.

Shareholders are entitled to three (3) substantive exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other n/i Funds) that is reasonably deemed to be disruptive to efficient portfolio management.

RETIREMENT PLANS

n/i Family Fund Shares may be purchased in conjunction with individual retirement accounts ("IRAs"), rollover IRAs, or pension, profit-sharing or other employer benefit plans. For further information as to applications and annual fees, contact PFPC. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

CLOSING OF THE FUND

Numeric will monitor the Funds' total assets and may close any of the Funds at any time to new investment or new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of Numeric's investment strategy. Numeric may also choose to reopen a closed fund to new investment at any time, and may subsequently close such Fund again should concerns regarding Fund size recur. Numeric reserves the right while a Fund is closed to accept new investments from any of its employees or their spouses or children.

HOW TO REDEEM SHARES

REDEMPTION IN WRITING

Shareholders may redeem for cash some or all of their Fund Shares at any time. To do so, a written request in proper form must be sent directly to The n/i Family of Mutual Funds c/o PFPC, P.O. Box 8966, Wilmington, Delaware 19899-8966. Shareholders may also place redemption requests through a Service Agent, but such Service Agent might charge a fee for this service.

A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by an Eligible Guarantor Institution. A signature guarantee verifies the authenticity of your signature. You may call PFPC at (800) 348-5031 (in Delaware call collect (302) 791-3486) to determine whether the entity that will guarantee the signature is an Eligible Guarantor Institution.

Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is also required by PFPC in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

REDEMPTION BY TELEPHONE

Investors may redeem shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with PFPC. An investor may obtain a Telephone Authorization from PFPC by calling (800) 348-5031 (in Delaware call collect (302) 791-3486). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Funds may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No service fee is currently contemplated. RBB and PFPC reserve the right to refuse a telephone redemption if they deem it advisable to do so. Neither the Funds, their Administrators nor the Distributor will be liable for any loss, liability, cost or expense for following these procedures or for following instructions communicated by telephone that it reasonably believes to be genuine. These procedures are set forth under "How to Purchase Shares-- Exchange Privilege" above.

OTHER INFORMATION ON REDEMPTIONS

The Funds are not responsible for the efficiency of the Federal Wire System or a shareholder's investment adviser, broker-dealer or bank. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive redemptions, it is necessary to send a written request (with a signature guaranteed by an Eligible Guarantor Institution) to n/i Family of Mutual Funds, c/o PFPC Inc.,
P. O. Box 8966, Wilmington, Delaware 19899-8966.

INVOLUNTARY REDEMPTION

RBB reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by PFPC. Payment for Shares redeemed is made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, PFPC may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared.

REDEMPTION IN-KIND

The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Fund's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their shares. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

AUTOMATIC WITHDRAWAL

Automatic withdrawal permits investors to request withdrawal of a specified dollar amount (minimum of $25) on either a monthly, quarterly or annual basis if the investor has a $10,000 minimum account. An application for automatic withdrawal can be obtained from PFPC. Automatic withdrawal may be ended at any time by the investor, RBB or PFPC. Purchases of additional shares concurrently with withdrawals generally are undesirable.

NET ASSET VALUE

The net asset value for each Fund is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of Shares outstanding. The net asset value of the Funds is calculated and securities are valued as of 4:00 p.m. Eastern Time on each Business Day.

Valuation of securities held by the Funds is as follows: securities traded on a national securities exchange or on the Nasdaq National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the Nasdaq National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

With the approval of the Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in such matters to value a Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, to each Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Fund unless a shareholder elects otherwise.

The Funds expect to declare and pay dividends from net investment income annually, generally near the end of the year. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES

The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Funds should consult their tax advisers with specific reference to their own tax situation.

Each Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Fund qualifies for this tax treatment, such Fund will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

RBB will send written notices to shareholders annually regarding the tax status of distributions made by each Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received.

Investment strategies which require periodic changes to portfolio holdings with the expectation of outperforming equity indices are called "active" strategies. These compare with "passive" or "Index" strategies which hold only the stocks in the equity indices. Passive strategies trade infrequently--only as the indices change. Most equity mutual funds pursue active strategies which have higher turnover than passive strategies. The following describes the impact of portfolio turnover on returns.

High turnover can adversely affect taxable investors, especially those in higher marginal tax brackets, in two ways:

First, short term capital gains, which are a by-product of high turnover investment strategies, are currently taxed at rates comparable to ordinary income rates. Ordinary income tax rates are higher than long term capital gain tax rates for middle and upper income taxpayers.

Second, the frequent realization of gains, which causes taxes to be paid frequently, is less advantageous than infrequent realization of gains. Infrequent realization of gains allows the payment of taxes to be deferred to later years, allowing more of the gains to compound before taxes are paid. Consequently, after-tax compound rates of return will generally be higher for taxable investors using investment strategies with very low turnover, all else being equal.

Although tax considerations should not typically drive an investment decision, investors should consider their ability to allocate tax-deferred (such as IRAs and 401(k) plans) versus taxable assets when considering where to invest. All else being equal, investors will earn better returns investing tax-deferred assets in active strategies, while using lower turnover passive strategies for taxable investments.

Shareholders who exchange Shares representing interests in one Fund for Shares representing interests in another Fund will generally recognize a capital gain or loss for Federal income tax purposes.

Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

An investment in any one Fund is not intended to constitute a balanced investment program.

DESCRIPTION OF SHARES

RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

Exchanges between the n/i Family of Mutual Funds and other Families of RBB are not permitted.

THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE n/i FAMILY CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE n/i FAMILY CLASSES.

Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to such Fund with each other share that represents an interest in such Fund, even where a share has a different class designation than another share representing an interest in that Fund. Shares of RBB do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, shares of RBB will be fully paid and non-assessable.

RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

Holders of shares of each of the Funds will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of RBB are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of RBB may elect all of the directors.

As of November 6, 1996, to RBB's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION

REPORTS AND INQUIRIES

Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free
(800) 348-5031 (in Delaware call collect (302) 791-3486).

HISTORICAL PERFORMANCE INFORMATION

The table below presents the composite performance history of certain accounts managed by Numeric on an annualized basis for the period ended September 30, 1996. The composite performance presented is comprised of institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have significantly longer operating histories than the Fund. The composite performance information includes the reinvestment of dividends received in the underlying securities and is net of investment advisory fees. The privately managed accounts in the composite performance are only available to the Numeric's institutional advisory clients. These accounts have lower investment advisory fees than the advisory fees paid by the Fund. The Funds' advisory fees before waivers are currently .75% per annum and the institutional accounts' advisory fees range from .59% to .75% per annum and
 .71% to .75% per annum for the Growth and Growth & Value accounts, respectively. In addition, the past performance of the funds and accounts which comprise the composite performance is not indicative of the future performance of the Fund. These private accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the Investment Company Act of 1940 and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the composites. Listed below the performance history for the composite is a comparative index comprised of securities similar to those in which accounts contained in the composite performance are invested.

AVERAGE ANNUAL TOTAL RETURN

                                                           THREE YEAR FIVE YEAR
                                                  ONE YEAR ANNUALIZED ANNUALIZED
                                                  -------- ---------- ----------
Growth Accounts*.................................  26.36%    21.29%     27.63%
Russell 2500 Growth..............................  16.03%    15.54%     14.66%

--------
* Numeric commenced managing these accounts on October 1, 1991.

AVERAGE ANNUAL TOTAL RETURN

                                                                        SINCE
                                                                      INCEPTION
                                                             ONE YEAR ANNUALIZED
                                                             -------- ----------
Growth & Value Accounts**...................................  22.50%    28.63%
Standard & Poor's MidCap 400................................  14.00%    20.83%

--------

** Numeric commenced managing these accounts on July 1, 1994.

FUTURE PERFORMANCE INFORMATION

From time to time, the Funds may advertise their performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of such Funds. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Funds may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately a Fund's performance with other measures of investment return. For example, a Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as well as the benchmarks described in the Appendix to this Prospectus. Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as Barron's, Business Week, Forbes, Fortune, Money Magazine, Mutual Fund Magazine, The New York Times, The Wall Street Journal, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                                   APPENDIX A

                             PERFORMANCE BENCHMARKS

    n/i      Performance
    Fund      Benchmark                         Description
-------------------------------------------------------------------------------
 Micro Cap  Russell 2000   The Russell 2000 is an index of stock 1001 through
            Growth Index   3000 in the Russell 3000 index as ranked by total
                           market capitalization. This index is segmented into
                           growth and value categories. The Russell 2000 Growth
                           Index contains stocks from the Russell 2000 with
                           greater-than-average growth orientation. Companies
                           in this index generally have higher price-to-book
                           and price/earnings ratios.
-------------------------------------------------------------------------------
 Growth     Russell 2500   The Russell 2500 is an index of stock 501 through
            Growth Index   3000 in the Russell 3000 Index, as ranked by total
                           market capitalization. This index is segmented into
                           growth and value categories. The Russell 2500 Growth
                           Index contains stocks from the Russell 2500 with
                           greater-than-average growth orientation. Companies
                           in this index generally have higher price-to-book
                           and price/earnings ratios.
-------------------------------------------------------------------------------
 Growth     S&P MidCap 400 A broad-based index of 400 companies with market
 & Value    Index          capitalizations from $50 million to $10 billion. The
                           Standard & Poor's MidCap 400 Index is a widely
                           accepted, unmanaged index of overall mid-cap stock
                           market performance.
-------------------------------------------------------------------------------

                                    App. A-1
                           n/i family of mutual funds

                         1-800-numeric [686-3742]

                          http://www.numeric.com

INVESTMENT ADVISER                        CUSTODIAN


  Numeric Investors L.P.                     Custodial Trust Company
  One Memorial Drive                         101 Carnegie Center
  Cambridge, MA 02142                        Princeton, NJ 05840


CO-ADMINISTRATORS                         TRANSFER AGENT


  Bear Stearns Funds Management Inc.         PFPC Inc.
  245 Park Avenue, 15th floor                Bellevue Corporate Center
  New York, NY 10167                         400 Bellevue Parkway
                                             Wilmington, DE 19809
  PFPC Inc.
  Bellevue Corporate Center
  400 Bellevue Parkway                    INDEPENDENT ACCOUNTANTS
  Wilmington, DE 19809
                                             Coopers & Lybrand, L.L.P.
                                             2400 Eleven Penn Center
DISTRIBUTOR                                  Philadelphia, PA 19103

  Counsellors Securities Inc.
  466 Lexington Avenue                    COUNSEL
  New York, NY 10017
                                             Ballard Spahr Andrews & Ingersoll
                                             1735 Market Street
                                             Philadelphia, PA 19103

                               n/i MICRO CAP FUND

                                n/i GROWTH FUND

                            n/i GROWTH & VALUE FUND

                 (Investment Portfolios of The RBB Fund, Inc.)


                      STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information provides supplementary information pertaining to shares of the classes (the "Shares") representing interests in the n/i Micro Cap Fund (the "Micro Cap Fund"), the n/i Growth Fund (the "Growth Fund") and the n/i Growth & Value Fund (the "Growth & Value Fund") (collectively, the "Funds") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the n/i Family Prospectus dated December 16, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained from Numeric by calling toll-free (800) NUMERIC [(800) 686-3742]. This Statement of Additional Information is dated December 16, 1996.

                                    CONTENTS

                                                                            Prospectus
                                                                    Page       Page
                                                                    ----    ----------

General.........................................................       2             1
Investment Objectives and Policies..............................       2             6
Directors and Officers..........................................      11           N/A
Investment Advisory, Distribution and Servicing Arrangements....      13            10
Fund Transactions...............................................      16            11
Purchase and Redemption Information.............................      17            12
Valuation of Shares.............................................      17            15
Performance Information.........................................      18            17
Taxes...........................................................      20            15
Description of Shares...........................................      22            16
Additional Information Concerning Fund Shares...................      23           N/A
Miscellaneous...................................................      24           N/A
Financial Statements............................................     F-1           N/A
Appendix A......................................................     N/A           A-1


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by RBB or its distributor. The Statement of Additional Information does not constitute an offering by RBB or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                                    GENERAL

     RBB is an open-end management investment company currently operating or proposing to operate nineteen separate investment portfolios. RBB is an open-end investment company registered under the Investment Company Act of 1940 (the "1940 Act") and was organized as a Maryland corporation on February 29, 1988. This Statement of Additional Information pertains to Shares representing interests in the Funds offered by the Prospectus dated December 16, 1996.

     Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

     Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. The underlying instrument may be a specified type of security, such as U.S. Treasury bonds or notes.

     The majority of futures contracts are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss.

     If a Fund holds a futures contract until the delivery date, it will be required to complete the purchase and sale contemplated by the contract. In the case of futures contracts on securities, the purchaser generally must deliver the agreed-upon purchase price in cash, and the seller must deliver securities that meet the specified characteristics of the contract.

     A Fund may purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase bonds but had not yet done so, it could purchase a futures contract in order to lock in current bond prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. Alternatively, a Fund could purchase a futures contract if it had cash and short-term securities on hand that it wished to invest in longer-term securities, but at the same time that Fund wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations. In these strategies a Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from longer-term securities, while taking advantage of potentially greater liquidity that futures contracts may offer. Although the Funds would hold cash and liquid debt securities in a segregated account with a value sufficient to cover their open futures obligations, the segregated assets would be available to the Funds immediately upon closing out the futures position, while settlement of securities transactions can take several days. However, because a Fund's cash that would otherwise have been invested in higher-yielding bonds would be held uninvested or invested in short-term securities so long as the futures position remains open, the Fund's return would involve a smaller amount of interest income and potentially a greater amount of capital gain or loss.

     The Funds may sell futures contracts to hedge their other investments against changes in value, or as an alternative to sales of securities. For example, if the investment adviser anticipated a decline in bond prices, but did not wish to sell bonds owned by a Fund, it could sell a futures contract in order to lock in a current sale price. If prices subsequently fell, the future contract's value would be expected to rise and offset all or a portion of the loss in the bonds that the Fund had hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit of the Fund. In this type of strategy, a Fund's return will tend to involve a larger component of interest income, because the Fund will remain invested in longer-term securities rather than selling them and investing the proceeds in short-term securities which generally provide lower yields.

     Futures margin payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker (known as a futures commission merchant, or FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, that Fund may be entitled to a return of margin owed to it only in proportion to the amount received by the FCM's other customers. The investment adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which a Fund does business.

     Correlation of price changes. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Fund will not match that Fund's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. The Funds may purchase or sell futures contracts with a greater or lesser value than the securities they wish to hedge or intend to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in the Fund's other investments.

     Liquidity of futures contracts. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Fund to continue to hold a futures position until the delivery date regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired.

     Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give a Fund the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, a Fund pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security, or a futures contract.

     A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. If a Fund exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require a Fund to make futures margin payments unless it exercises the option. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     Put options may be used by a Fund to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Fund can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses.
The put thus acts as a hedge against a fall in the price of such securities. However, all other things being equal (including securities prices) option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), a Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. This potential loss represents the cost of the hedge against a fall in prices. At the same time, because the maximum a Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for a Fund to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.

     Purchasing Call Options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, a Fund would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, a Fund can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     The Funds will purchase call options only in connection with "closing purchase transactions." A Fund may terminate its position in a call option by entering into a closing purchase transaction. A closing purchase transaction is the purchase of a call option on the same security with the same exercise price and call period as the option previously written by a Fund. If a Fund is unable to enter into a closing purchase transaction, the Fund may be required to hold a security that it might otherwise have sold to protect against depreciation.

     Writing Put Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     A Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. As with other futures and options strategies used as alternatives for purchasing securities, a Fund's return from writing put options generally will involve a smaller amount of interest income than purchasing longer-term securities directly, because a Fund's cash will be invested in shorter-term securities which usually offer lower yields.

     Writing Call Options. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a Fund would seek to mitigate the effects of a price decline. At the same time, because a Fund would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Fund would give up some ability to participate in security price increases when writing call options.

     Combined Option Positions. A Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Risks of Options Transactions. Options are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

     Asset Coverage for Futures and Options Positions. A Fund will not use leverage in its options and futures strategies. A Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Limitations on Futures and Options Transactions. RBB, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the Funds will not enter into any commodity futures contract or option on a commodity futures contract for non-hedging purposes if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Funds have purchased would exceed 5% of a Fund's net assets after taking into account unrealized profits and losses on such contracts.

     The Funds' limitations on investments in futures contracts and their policies regarding futures contracts and the limitations on investments in options and its policies regarding options discussed above in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit. The Funds will not modify the above limitations to increase its permissible futures and options activities without supplying additional information in a current Prospectus or Statement of Additional Information that has been distributed or made available to the Funds' shareholders.

     Short Sales "Against the Box." In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute a Fund's long position. The Funds will not engage in short sales against the box for speculative purposes.
A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     Section 4(2) Paper. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Funds which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2)
paper, thereby providing liquidity.  See "Illiquid Securities" below.

     Rights Offerings and Purchase Warrants. Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the rights and warrants expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The investment in warrants, valued at the lower of cost or market, may not exceed 5.0% of the value of a Fund's net assets. Included within that amount, but not to exceed 2.0% of the value of a fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

     Illiquid Securities. A Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Funds' investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. The Board has adopted a policy that the Funds will not purchase private placements (i.e. restricted securities other than Rule 144A Securities). Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

     The Adviser will monitor the liquidity of restricted securities in the Funds under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, inter alia, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Depositary Receipts. The Funds' assets may be invested in the securities of foreign issues in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs and EDRs are receipts typically issued by a United States or European bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are depositary receipts structured like global debt issues to facilitate international trading. The Funds may invest in ADRs, EDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participating by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     Investment Company Securities. The Funds may invest in securities issued by other investment companies. Under the 1940 Act, the Funds' investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of a Fund's net assets with respect to any one investment company and (iii) 10% of a Fund's net assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. The Funds presently intend to invest in other investment companies only as investment vehicles for short-term cash. The Funds will only invest in securities of other investment companies which are purchased on the open market with no commission or profit to a sponsor or dealer, other than the customary brokers commission, or when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

     Convertible Securities. The Funds may invest in convertible securities, such as convertible debentures, bonds and preferred stock, primarily for their equity characteristics. Convertible securities may be converted into common stock at a specified share price or ratio. Because the price of the common stock may fluctuate above or below the specified price or ratio, a Fund may have the opportunity to purchase the common stock at below market price. On the other hand, fluctuations in the price of the common stock could render the right of conversion worthless.

     Repurchase Agreements. The repurchase price under repurchase agreements generally equals the price paid by the Fund involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by RBB's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund involved under the 1940 Act.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account with its custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to Repurchase.

     U.S. Government Obligations. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

     When-Issued Securities and Forward Commitments. Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable that the price or yield available in the market when the securities delivery takes place. A Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions. Each Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

Investment Limitations

     The Funds have adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Funds' outstanding shares (as defined in Section 2(a)(42) of the Investment Company Act). The Funds may not:

     1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Fund, except that up to 25% of the value of a Fund's assets may be invested without regard to such limitation.

     2. Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of their respective assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

     3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of a Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

     4. Make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of a Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to RBB, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

     5. Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the Fund may establish margin accounts in connection with its use of options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     6. Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under Federal securities laws.

     7. Purchase or sell real estate or real estate limited partnership interests, provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or in real estate investment trusts.

     8. Purchase or sell commodities or commodity contracts, except that a Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     9. Invest in oil, gas or mineral-related exploration or development programs or leases.

     10. Purchase any securities issued by any other investment company, except to the extent permitted by the 1940 Act and except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

     11. Make investments for the purpose of exercising control or management, but each Fund will vote those securities it owns in its portfolio as a shareholder in accordance with its views.

     12. Issue any senior security, as defined in section 18(f) of the 1940 Act, except to the extent permitted by the 1940 Act.

     13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings as described in Limitation 1 above and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction (except that, with respect to borrowings, if asset coverage falls below 300%, a Fund will reduce its borrowings to restore asset coverage to 300% within three business days, in accordance with the requirements of the 1940 Act).


                             DIRECTORS AND OFFICERS

     The directors and executive officers of RBB, their business addresses, ages and principal occupations during the past five years are:

                                                                                              Principal Occupation
Name and Address                                        Position with RBB                    During Past Five Years
----------------                                        -----------------                    ----------------------

Arnold M. Reichman*                                     Director                             Senior Managing Director and
466 Lexington Avenue                                                                         Assistant Secretary, E. M. Warburg,
New York, NY  10017                                                                          Pincus & Co., Inc.; Senior Managing
Age:  48                                                                                     Director, Warburg Pincus Counsellors,
                                                                                             Inc.; Executive Officer, Vice
                                                                                             President and Secretary, Counsellors
                                                                                             Securities Inc; Officer of various
                                                                                             investment companies advised by
                                                                                             Warburg, Pincus Counsellors, Inc.

Robert Sablowsky**                                      Director                             Since October, 1996, Senior Vice
110 Wall Street                                                                              President, Fahnestock & Co., Inc.
New York, NY  10005                                                                          1985 to 1996, Executive Vice President
Age:  58                                                                                     of Gruntal & Co., Inc., Director,
                                                                                             Gruntal & Co., Inc.

Francis J. McKay                                        Director                             Since 1963, Executive Vice President,
7701 Burholme Avenue                                                                         Fox Chase Cancer Center (Biomedical
Philadelphia, PA  19111                                                                      research and medical care.)
Age:  60

Marvin E. Sternberg                                     Director                             Since 1974, Chairman, Director and
937 Mt. Pleasant Road                                                                        President, Moyco Industries, Inc.
Bryn Mawr, PA  19010                                                                         (manufacturer of dental supplies and
Age:  62                                                                                     precision coated abrasives); Since
                                                                                             1968, Director and President, Mart MMM,
                                                                                             Inc. (formerly Montgomeryville
                                                                                             Merchandise Mart Inc.) and Mart PMM,
                                                                                             Inc. (formerly Pennsauken Merchandise
                                                                                             Mart, Inc.) (Shopping Centers); and
                                                                                             Since 1975, Director and Executive Vice
                                                                                             President, Cellucap Mfg. Co., Inc.
                                                                                             (manufacturer of disposable headwear).


Julian A. Brodsky                                       Director                             Director, and Vice Chairman, Comcast
1234 Market Street                                                                           Corporation; Director, Comcast
16th Floor                                                                                   Cablevision of Philadelphia (cable
Philadelphia, PA  19107-3723                                                                 television and communications) and
Age:   63                                                                                    Nextel (wireless communications).

Donald van Roden                                        Director                             Self-employed businessman.
1200 Old Mill Lane                                                                           From February 1980 to March 1987,
Wyomissing, PA  19610                                                                        Vice Chairman, SmithKline Beckman
Age:   72                                                                                    Corporation (pharmaceuticals);
                                                                                             Director, AAA Mid-Atlantic (auto
                                                                                             service); Director, Keystone Insurance
                                                                                             Co.

Edward J. Roach                                         President and                        Certified Public Accountant;
Bellevue Park                                           Treasurer                            Vice Chairman of the Board, Fox Chase
  Corporate Center                                                                           Cancer Center; Vice President and
400 Bellevue Parkway                                                                         Trustee, Pennsylvania School for the
Wilmington, DE  19809                                                                        Deaf; Trustee, Immaculata College;
Age:   72                                                                                    Vice President and Treasurer of various
                                                                                             investment companies advised by PNC
                                                                                             Institutional Management Corporation.

Morgan R. Jones                                         Secretary                            Chairman of the law firm of Drinker
1100 PNB Bank Building                                                                       Biddle & Reath, Philadelphia,
Broad and Chestnut Streets                                                                   Pennsylvania; Director, Rocking Horse
Philadelphia, PA  19107                                                                      Child Care Centers of America, Inc.
Age:   57

--------------------

* Mr. Reichman is an "interested person" of RBB as that term is defined in the 1940 Act by virtue of his positions with Counsellors Securities Inc., RBB's distributor.

**   Mr. Sablowsky is an "interested person" of RBB as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.

          Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

          Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

          Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of RBB.

     RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of RBB $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of RBB are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:


          Directors                     Compensation
          ---------                     ------------

          Julian A. Brodsky                $12,525
          Francis J. McKay                 $15,975
          Marvin E. Sternberg              $16,725
          Donald van Roden                 $21,025

On October 24, 1990, RBB adopted, as a participating employer, RBB Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which RBB will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by RBB's investment advisers, administrators and the Distributor, RBB itself requires only one part-time employee. No officer, partner or employee of Numeric currently receives any compensation from RBB.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

Advisory Agreements

     Numeric renders advisory services to the Funds pursuant to Investment Advisory Contracts. The Advisory Contracts relating to each of the Funds are dated April 24, 1996. Under the Advisory Contracts, Numeric is entitled to receive a fee from each Fund calculated at an annual rate of 0.75% of a Fund's average daily net assets. For the fiscal year ended August 31, 1996 and for the following fiscal year, Numeric intends to waive its fees to the extent necessary to maintain an annualized expense ratio for each Fund of 1.00%. There can be no assurance that Numeric will continue such waivers indefinitely.

     For the period ended August 31, 1996, Numeric waived advisory fees with respect to n/i Micro Cap, n/i Growth, and n/i Growth & Value Funds in the amount of $13,959, $20,371 and $3,693, respectively, under the applicable Advisory Contract. During the same period, Numeric received advisory fees (after waivers) in the amounts of $0, $3,225 and $0, respectively.

     The Funds bear all of their own expenses not specifically assumed by Numeric. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a Fund include, but are not limited to, the following (or a Fund's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a Fund and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a Fund by Numeric; (c) expenses of organizing RBB that are not attributable to a class of RBB; (d) certain of the filing fees and expenses relating to the registration and qualification of RBB and a Fund's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to RBB's directors and officers;
(f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a Fund for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PFPC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by RBB to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of RBB, are allocated to such class.

     Under the Advisory Contracts, Numeric will not be liable for any error of judgment or mistake of law or for any loss suffered by RBB or the Funds in connection with the performance of an Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Numeric in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Advisory Contracts were approved on April 24, 1996 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or interested persons (as defined in the 1940 Act) of such parties. The Advisory Contracts are terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Funds, at any time without penalty, on 60 days' written notice to Numeric. The Advisory Contracts became effective on May 20, 1996 and were approved by written consent of the sole shareholder of each of the Funds on May 28, 1996. The Advisory Contracts terminate automatically in the event of assignment thereof.

     The Advisory Contracts provide that Numeric shall at all times have all rights in and to each Fund's name and all investment models used by or on behalf of the Funds. Numeric may use each Fund's name or any portion thereof in connection with any other mutual fund or business activity without the consent of any shareholder, and RBB has agreed to execute and deliver any and all documents required to indicate its consent to such use.

     The Advisory Contracts further provide that no public reference to, or description of, Numeric or its methodology or work shall be made by RBB, whether in the Prospectus, Statement of Additional Information or otherwise, without the prior written consent of Numeric, which consent shall not be unreasonably withheld. In each case, RBB has agreed to provide Numeric a reasonable opportunity to review any such reference or description before being asked for such consent.

Custodian Agreements

     Custodian Trust Company ("CTC") is custodian of the Funds' assets pursuant to custodian agreements dated as of April 24, 1996, (the "Custodian Agreements"). Under the Custodian Agreements, CTC (a) maintains a separate account or accounts in the name of each of the Funds, (b) holds and transfers portfolio securities on account of each of the Funds, (c) accepts receipts and makes disbursements of money on behalf of each of the Funds, (d) collects and receives all income and other payments and distributions on account of each of the Funds' portfolio securities and (e) makes periodic reports to the RBB's Board of Directors concerning the Funds' operations. CTC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that CTC remains responsible for the performance of all its duties under the Custodian Agreements and holds RBB harmless from the acts and omissions of any sub-custodian. For its services to the Funds under the Custodian Agreements, CTC receives a fee calculated as .015% of each Fund's average daily gross assets, with a minimum monthly fee of $417 per Fund, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Funds.

Transfer Agency Agreements

     PFPC, Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Funds pursuant to a Transfer Agency Agreement dated August 16, 1988, as supplemented (collectively, the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, PFPC (a) issues and redeems Shares of the Classes, (b) addresses and mails all communications by the Funds to record owners of shares of the Classes, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Classes. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $12 per account for the Funds, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

Co-Administration Agreements

     Bear Stearns Funds Management Inc. ("BSFM") serves as co-administrator to the Funds pursuant to Co-Administration Agreements dated as of April 24, 1996 for each of the Funds (the "BSFM Co-Administration Agreements"). BSFM has agreed to assist each of the Funds in all significant aspects of their administration and operations. The BSFM Co-Administration Agreements provide that BSFM shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the BSFM Co-Administration Agreements, BSFM receives a fee with respect to each of the Funds calculated at an annual rate of .05% of each Fund's average daily net assets.

     PFPC also serves as co-administrator to Funds pursuant to Co-Administration Agreements dated as of April 24, 1996 (the "PFPC Co-Administration Agreements"). PFPC has agreed to calculate the Funds' net asset values, provide all accounting services for the Funds, and assist in related aspects of the Funds' operations. The PFPC Co-Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the PFPC Co-Administration Agreements, PFPC receives a fee with respect to each of the Funds calculated at an annual rate of .115% of each Fund's average daily net assets, exclusive of out-of-pocket expenses and pricing charges.

Administrative Services Agent

     Counsellors Funds Service, Inc. ("Counsellors Services"), a wholly-owned subsidiary of Warburg, Pincus Counsellors, Inc. ("WPC"), provides certain administrative services to each of the Portfolios that are not provided by BSFM or PFPC, subject to the supervision and direction of the Board of Directors of RBB. WPC is a wholly-owned subsidiary of Warburg, Pincus Counsellors, G.P. These services include furnishing certain internal quasi-legal, executive and administrative services, acting as liaison between the Funds and the Funds' various service providers, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of RBB's Board of Directors, coordinating the preparation of proxy statements and annual, semi-annual and quarterly reports and generally assisting in monitoring and developing compliance procedures for the Funds. As compensation for such administrative services, RBB will pay to Counsellors Services each month a fee for the previous month calculated at the annual rate of .15% of each Fund's average daily net assets.

Distributor

     Counsellors Securities Inc. ("Counsellors" or the "Distributor") serves as distributor of the Shares. Counsellors is a wholly-owned subsidiary of WPC and is located at 466 Lexington Avenue, New York 10017-3147. No compensation is payable by RBB to Counsellors for distribution services with respect to the Funds.

                               FUND TRANSACTIONS

     Subject to policies established by the Board of Directors, Numeric is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, Numeric seeks to obtain the best net results for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While Numeric generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best results in particular transactions.

     No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Numeric may, consistent with the interests of the Funds and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Funds and other clients of Numeric. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Numeric under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that Numeric, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of Numeric, as applicable, to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.

     Corporate debt and U.S. Government securities and many micro- and small-cap stocks are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt, micro- or small-cap securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     Numeric may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Funds prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Funds' anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Funds would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

     Investment decisions for the Funds and for other investment accounts managed by Numeric are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to the Funds. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such security of which Numeric or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by RBB's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by RBB's Directors as deemed necessary from time to time, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that Numeric not participate in or benefit from the sale to a Fund.

     In no instance will portfolio securities be purchased from or sold to Counsellors Securities, PNC Bank or Numeric or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund. Federal income tax laws may restrict the extent to which a Fund may engage in short term trading of securities. See "Taxes." The Funds anticipate that their annual portfolio turnover rates will vary from year to year, but will generally range between 150% and 300%. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


                      PURCHASE AND REDEMPTION INFORMATION

     The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

     Under the 1940 Act, a Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                              VALUATION OF SHARES

     The net asset value per share of each Fund is calculated as of 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day,

Thanksgiving Day and Christmas Day (observed). Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at 4:00 p.m.; securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     In determining the approximate market value of portfolio investments, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Funds' books at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors.


                            PERFORMANCE INFORMATION

     Total Return. For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the following formula:


                  P(1 + T)/n/ = ERV

          Where:        P   =     a hypothetical initial payment of $1,000

                        T   =     average annual total return

                        n   =     number of years (1, 5 or 10)

                      ERV   =     ending redeemable value at the end of the 1, 5
                                  or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Funds' registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Funds are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Funds.

     Calculated according to the SEC rules for the period beginning on the commencement of operations (June 3, 1996) and ended August 31, 1996, the aggregate total return for the n/i Micro Cap Fund, the n/i Growth Fund and the n/i Growth & Value Fund was (2.75%), (1.33%) and (3.67%), respectively.



     Performance. From time to time, the Funds may advertise their average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in a Fund from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of a Fund's shares assuming that any income dividends and/or capital gain distributions made by a Fund during the period were reinvested in shares of the Fund. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of a Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

     When considering average total return figures for periods longer than one year, it is important to note that a Fund's annual total return for one year in the period might have been grater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that the Funds seek long-term appreciation and that such return may not be representative of a Fund's return over a longer market cycle. The Funds may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in a Fund for the specific period (again reflecting changes in a Fund's share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs, may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions) and would be quoted separately for each class of a Fund's shares.

     Investors should note that total return figures are based on historical earnings and are not intended to indicate future performance.

     In reports or other communications to investors or in advertising material, the Funds may describe general economic and market conditions affecting the Funds and may compare their performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (2) with their benchmark indices, as well as the S&P 500 or (3) other appropriate indices of investment securities or with data developed by Numeric derived from such indices. Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.

     In reports or other communications to investors or in advertising, the Funds may also describe the general biography or work experience of the portfolio managers of the Funds and may include quotations attributable to the portfolio managers describing approaches taken in managing the Funds' investments, research methodology, underlying stock selection or the Funds' investment objective. The Funds may also discuss the continuum of risk and return relating to different investments, and the potential impact of foreign stock on a portfolio otherwise composed of domestic securities. In addition, the Funds may from time to time compare their expense ratios to those of investment companies with similar objective and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

                                     TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     The Funds intend to elect to be taxed as and meet the requirements of regulated investment companies under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As regulated investment companies, the Funds are exempt from Federal income tax on their net investment income and realized capital gains which they distribute to shareholders, provided that they distribute an amount equal to the sum of (a) at least 90% of their investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of their net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfy certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which the engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

     Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Funds in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Funds intend to distribute to shareholders their excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by a Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by any Fund as capital gain dividends may not exceed the net capital gain of a Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by a Fund to shareholders not later than 60 days after the close of each Fund's respective taxable year.

     In the case of corporate shareholders, distributions (other than capital gain dividends) of a Fund for any taxable year generally qualifies for the 70% dividends received deduction to the extent of the gross amount of "qualifying dividends" received by a Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. However, a dividend received by a taxpayer will not be treated as a "qualifying dividend" if (1) it has been received with respect to any share of stock that the taxpayer has held for 45 days (90 days in the case of certain preferred stock) or less (excluding any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend), or (2) to the extent that the taxpayer is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. RBB will designate the portion, if any, of the distribution made by a Fund that qualifies for the dividends received deduction in a written notice mailed by a Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

     Distributions of net investment income received by the Funds from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction.

     If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of a Fund will be disallowed to the extent an investor repurchases shares of the same Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by a Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

     A shareholder will recognize gain or loss upon an exchange of shares of a Fund for shares of another Fund upon exercise of an exchange privilege. Shareholders may not include the initial sales charge in the tax basis of the Shares exchanged for shares of another Fund for the purpose of determining gain or loss on the exchange, where the Shares exchanged have been held 90 days or less. The sales charge will increase the basis of the shares acquired through exercise of the exchange privilege (unless the shares acquired are also exchanged for shares of another Fund within 90 days after the first exchange).

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Funds intend to distribute all of their taxable income currently, no Fund anticipates incurring any liability for this excise tax. However, investors should note that the Funds may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

     A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to RBB that he is not subject to backup withholding or that he is an "exempt recipient."

     The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although the Funds expect to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.


                             DESCRIPTION OF SHARES

     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Growth), 50 million shares are classified as Class HH Common Stock (n/i Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap), 700 million shares are classified as Class Janney Montgomery Scott Money Market Common Stock (Money), 200 million shares are classified as Class Janney Montgomery Scott Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Montgomery Scott Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney Montgomery Scott New York Municipal Money Market Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class FF, GG and HH Common Stock constitute the Classes of the Micro Cap, Growth and Growth & Value Funds, respectively. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

     The classes of Common Stock have been grouped into sixteen separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in ten non-money market portfolios; the Boston Partners Family represents interests in one non-money market portfolio; the n/i Family represents interests in the Micro Cap, Growth and Growth & Value Funds; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


                 ADDITIONAL INFORMATION CONCERNING FUND SHARES

     RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders collectively owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, (for example by Rule 18f-2 discussed above) or by RBB's Charter, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

     The name "n/i" may be used in the name of other portfolios managed by Numeric.

                                 MISCELLANEOUS

     Counsel. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103 serves as counsel to RBB, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to RBB's independent directors.

     Independent Accountants. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.

     Control Persons. As of November 6, 1996, to RBB's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of RBB indicated below. See "Description of Shares" above. RBB does not know whether such persons also beneficially own such shares.


PORTFOLIO                         NAME AND ADDRESS                               PERCENT OWNED
---------                         ----------------                               -------------
RBB Money Market Portfolio        Luanne M. Garvey and Robert J. Garvey               12.7
(Class E)                         2729 Woodland Avenue
                                  Trooper, PA  19403

                                  Harold T. Erfer                                     13.0
                                  414 Charles Lane
                                  Wynnewood, PA  19096

                                  Karen M. McElhinny and Contribution Account         16.9
                                  4943 King Arthur Drive
                                  Erie, PA  16506

                                  John Robert Estrada and                             16.5
                                  Shirley Ann Estrada
                                  1700 Raton Drive
                                  Arlington, TX  76018

                                  Eric Levine and Linda & Howard Levine               29.6
                                  67 Lanes Pond Road
                                  Howell, NJ  07731

RBB Municipal Money Market        William B. Pettus Trust                             11.4
Portfolio                         Augustine W. Pettus Trust
(Class F)                         827 Winding Path Lane
                                  St. Louis, MO  63021-6635

                                  Seymour Fein                                        88.6
                                  P.O. Box 486
                                  Tremont Post Office
                                  Bronx, NY  10457-0486

Cash Preservation Money           Jewish Family and Children's                        56.8
Market Portfolio                  Agency of Philadelphia
(Class G)                         Capital Campaign
                                  Attn:  S. Ramm
                                  1610 Spruce Street
                                  Philadelphia, PA  19103

                                  Lynda R. Succ Trustee for in Trust under            12.3
                                  The Lynda R. Campbell Caring Trust
                                  935 Rutger Street
                                  St. Louis, MO  63104

                                  Theresa M. Palmer                                    6.8
                                  5731 W. 4th Street
                                  Philadelphia, PA  19120

Cash Preservation Municipal       Kenneth Farwell and Valerie                         11.1
Money Market Portfolio            Farwell Jt. Ten
(Class H)                         3854 Sullivan
                                  St. Louis, MO  63107


PORTFOLIO                         NAME AND ADDRESS                               PERCENT OWNED
---------                         ----------------                               -------------
                                  Gary L. Lange and Susan D. Lange, JTTEN             10.4
                                  13 Muirfield Ct. North
                                  St. Charles, MO  63309

                                  Andrew Diederich and Doris Diederich                 6.1
                                  1003 Lindeman
                                  Des Peres, MO 63131

                                  Marcella L. Haugh Caring Tr                         15.3
                                  Dtd 8/12/91
                                  40 Plaza Square
                                  Apt. 202
                                  St. Louis, MO 63101

                                  Emil Hunter and May J. Hunter                        8.2
                                  428 W. Jefferson
                                  Kirkwood, MO  63122

                                  Gwendolyn Haynes                                     5.2
                                  2757 Geyer
                                  St. Louis, MO 63104

                                  Savannah Thomas Trust                                5.2
                                  230 Madison Avenue
                                  Rock Hill, MD  63119

Sansom Street Money Market        Wasner & Co.                                        16.6
Portfolio                         FAO Paine Webber and Managed Assets
(Class I)                         Sundry Holdings
                                  Attn:  Joe Domizio
                                  200 Stevens Drive
                                  Lester, PA   19113

                                  Saxon and Co.                                       74.8
                                  FBO Paine Webber
                                  P.O. Box 7780 1888
                                  Philadelphia, PA   19182

                                  Robertson Stephens & Co.                             8.6
                                  FBO Exclusive Benefit Investors
                                  c/o Eric Moore
                                  555 California Street/No. 2600
                                  San Francisco, CA  94101

BEA International Equity          Blue Cross & Blue Shield of Massachusetts Inc.       5.1
(Class T)                         Retirement Income Trust
                                  100 Summer Street
                                  Boston, MA  02310


PORTFOLIO                         NAME AND ADDRESS                               PERCENT OWNED
---------                         ----------------                               -------------
BEA High Yield Portfolio          Temple Inland Master Retirement Trust               10.2
(Class U)                         303 South Temple Drive
                                  Diboll, TX  75941

                                  Guenter Full Trst Michelin North America Inc.       16.7
                                  Master Trust
                                  P. O. Box 19001
                                  Greenville, SC 29602-9001

                                  Flour Corporation Master Retirement Trust            9.4
                                  2383 Michaelson Drive
                                  Irvine, CA  92730

                                  C S First Boston Pension Fund                       10.0
                                  Park Avenue Plaza, 34th Floor
                                  55 E. 52nd Street
                                  New York, NY  10055
                                  Attn:  Steve Medici

                                  SC Johnson & Son, Inc. Retirement Plan              13.3
                                  1525 Howe Street
                                  Racine, WI  53403

                                  GCIV Employer Retirement Fund                        6.3
                                  8650 Flair Drive
                                  E. Monte, CA  96731-3011

BEA Emerging Markets Equity       Wachovia Bank North Carolina Trust for              15.7
Portfolio                         Carolina Power & Light Co. Supplemental
(Class V)                         Retirement Trust
                                  301 N. Main Street
                                  Winston-Salem, NC  27101

                                  Wachovia Bank of North Carolina                      5.4
                                  And For Fleming Companies Inc.
                                  TRST Master Pension Trust
                                  307 North Main 3099 Street
                                  Winston Salem, NC  27150

                                  Hall Family Foundation                              30.5
                                  P.O. Box 419580
                                  Kansas City, MO  64208

                                  Arkansas Public Employees                           10.8
                                  Retirement System
                                  124 W. Capitol Avenue
                                  Little Rock, AR  72201

                                  Northern Trust                                      12.9
                                  Trustee for Pillsbury
                                  P.O. Box 92956
                                  Chicago, IL  60675


PORTFOLIO                         NAME AND ADDRESS                               PERCENT OWNED
---------                         ----------------                               -------------
                                  Amherst H. Wilder Foundation                         5.9
                                  919 Lafond Avenue
                                  St. Paul, MN  55104

BEA US Core Equity Portfolio      Bank of New York                                    45.3
(Class X)                         Trust APU Buckeye Pipeline
                                  One Wall Street
                                  New York, NY  10286

                                  Werner & Pfleiderer Pension                          7.5
                                  Plan Employees
                                  663 E. Crescent Avenue
                                  Ramsey, NJ  07446

                                  Washington Hebrew Congregation                      11.1
                                  3935 Macomb Street, N.W.
                                  Washington, D.C.  20016

                                  Shamut Bank                                          6.3
                                  TRST Hospital St. Raphael Malpractice TR
                                  Attn:  DCRF Actions
                                  P. O. Box 92800
                                  Rochester, NY  14692-8900

BEA US Core Fixed Income          New England UFCW & Employers' Pension Fund          24.5
Portfolio                         Board of Trustees
(Class Y)                         161 Forbes Road, Suite 201
                                  Braintree, MA  02184

                                  W.M. Burke Rehabilitation Hospital Inc.              5.4
                                  Burke Employees Pension Plan
                                  795 Momaroneck Avenue
                                  White Plains, NY  10605

                                  Patterson & Co.                                      8.9
                                  P.O. Box 7829
                                  Philadelphia, PA  19102

                                  MAC & Co                                             6.9
                                  FAO 176-655
                                  ROBF1766552
                                  Mutual Funds Operations
                                  P. O. Box 3198
                                  Pittsburgh, PA 15230-3198

                                  Bank of New York                                     9.6
                                  Trst Fenway Partners Master Trust
                                  One Wall Street, 12th floor
                                  New York, NY  10286


PORTFOLIO                         NAME AND ADDRESS                               PERCENT OWNED
---------                         ----------------                               -------------
                                  Citibank NA                                         12.8
                                  Trst CS First Boston Corp Emp S/P
                                  Attn: Sheila Adams
                                  111 Wall Street, 20th floor Z 1
                                  New York, NY  10043

BEA Global Fixed Income           Sunkist Master Trust                                36.0
Portfolio (Class Z)               14130 Riverside Drive
                                  Sherman Oaks, CA  91423

                                  Patterson & Co.                                     25.7
                                  P. O. Box 7829
                                  Philadelphia, PA  19101

                                  Key Trust Co. of Ohio                               20.8
                                  FBO Eastern Enterp. Collective Inv. Trust
                                  P.O. Box 901536
                                  Cleveland, OH  44202-1559

                                  Mary E. Morten                                       6.2
                                  C/O Credit Suisse New York
                                  12 E. 49th Street, 40th Floor
                                  New York, NY  1017
                                  Attn:  Portfolio Management

BEA Municipal Bond Fund           William A. Marquard                                 37.4
Portfolio                         2199 Maysville Rd.
(Class AA)                        Carlisle, KY  40311

                                  Arnold Leon                                         12.5
                                  c/o Fiduciary Trust Company
                                  P.O. Box 3199
                                  Church Street Station
                                  New York, NY  10008

                                  Irwin Bard                                           6.2
                                  1750 North East 183rd St. North
                                  Miami Beach, FL  33160

                                  Matthew M. Sloves and Diane Decker Sloves            5.7
                                  Tenants in Common
                                  1304 Stagecoach Road, S.E.
                                  Albuquerque, NM  87123

n/i Micro Cap Fund                Charles Schwab & Co. Inc.                           15.8
(Class FF)                        Special Custody Account for the Exclusive
                                  Benefit of Customers
                                  Attn:  Mutual Funds
                                  101 Montgomery Street
                                  San Francisco, CA  94101


PORTFOLIO                         NAME AND ADDRESS                               PERCENT OWNED
---------                         ----------------                               -------------
                                  Chase Manhattan Bank                                27.1
                                  TRST Collins Group Trust
                                  940 Newport Center Drive
                                  Newport Beach, CA  92660

                                  Currie & Co.                                         5.6
                                  c/o Fiduciary Trust Co. Intl.
                                  P. O. Box 3199
                                  Church Street Station
                                  New York, NY  10008

n/i Growth Fund                   Charles Schwab & Co. Inc.                           21.2
(Class GG)                        Special Custody Account for the Exclusive
                                  Benefit of Customers
                                  Attn:  Mutual Funds
                                  101 Montgomery Street
                                  San Francisco, CA  94101

                                  U S Equity Investment Portfolio LP                  18.7
                                  c/o Asset Management Advisors Inc.
                                  1001 N. US Highway
                                  Suite 800
                                  Jupiter, FL  33447

                                  Bank of New York                                     9.8
                                  TRST Sunkist Growers Inc.
                                  14130 Riverside Drive
                                  Sherman Oaks, CA  91423-2392

n/i Growth and Value Fund         Charles Schwab & Co. Inc.                           24.4
(Class HH)                        Special Custody Account for the Exclusive
                                  Benefit of Customers
                                  Attn:  Mutual Funds
                                  101 Montgomery Street
                                  San Francisco, CA  94101

Janney Montgomery Scott           Janney Montgomery Scott                              100
Money Market Portfolio            1801 Market Street
(Class Alpha 1)                   Philadelphia, PA  19103-1675

Janney Montgomery Scott           Janney Montgomery Scott                              100
Municipal Money Market            1801 Market Street
Portfolio                         Philadelphia, PA  19103-1675
(Class Alpha 2)

Janney Montgomery Scott           Janney Montgomery Scott                              100
Government Obligations Money      1801 Market Street
Market Portfolio                  Philadelphia, PA  19103-1675
(Class Alpha 3)


PORTFOLIO                         NAME AND ADDRESS                               PERCENT OWNED
---------                         ----------------                               -------------
Janney Montgomery Scott           Janney Montgomery Scott                              100
New York Municipal Money          1801 Market Street
Market Portfolio                  Philadelphia, PA  19103-1675
(Class Alpha 4)


     As of the above date, directors and officers as a group owned less than one percent of the shares of RBB.

     Litigation.  There is currently no material litigation affecting RBB.

[LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                                          [LOGO OF N/I FAMILY OF MUTUAL FUNDS
               One Memorial Drive                    APPEARS HERE]
               Cambridge, MA 02142

            1-800-numeric [686-3742]
             http://www.numeric.com




      INVESTMENT ADVISER
           Numeric Investors L.P.
           One Memorial Drive
           Cambridge, MA 02142

      CO-ADMINISTRATORS                             n/i Micro Cap Fund
           Bear Stearns Funds Management Inc.
           245 Park Avenue, 15th floor                n/i Growth Fund
           New York, NY 10167
                                                  n/i Growth & Value Fund
           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      DISTRIBUTOR
           Counsellors Funds Services, Inc.
           466 Lexington Avenue
           New York, NY 10017

      CUSTODIAN
           Custodial Trust Company
           101 Carnegie Center
           Princeton, NJ 05840

      TRANSFER AGENT
           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      INDEPENDENT ACCOUNTANTS
           Coopers & Lybrand, L.L.P.
           2400 Eleven Penn Center
           Philadelphia, PA 19103

      COUNSEL
           Ballard Spahr Andrews & Ingersoll           Annual Report
           1735 Market Street                         August 31, 1996
           Philadelphia, PA 19103


This report is submitted for the general information of the shareholders of each Fund.It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies and other information. Total return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

              [LOGO OF  N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                                 Micro Cap Fund
                                   Growth Fund
                               Growth & Value Fund

                             Letter To Shareholders


October 2, 1996

Fellow Shareholder:

We are pleased to be sending you the first annual report of the N/I FAMILY OF MUTUAL FUNDS. Our objective for each annual report will be to discuss the performance of the markets and the economy, the relative performance of your portfolio, and some of the quantitative characteristics and insights of our research. Despite the short three month duration of our first fiscal year, we have some interesting things to tell you.

Each of the funds started on June 3, at the beginning of one of the worst growth stock corrections of this decade. This turbulence, which lasted through July, was harmful to absolute returns as it is our policy to be always virtually fully invested. A steady influx of cash from new investors cushioned some of the pain, however, by allowing us to find stocks which were becoming increasingly attractive as the market fell. Buying into this weakness was productive as our relative performance was generally good over this period.

MARKET AND ECONOMIC COMMENTARY

This Summer's market correction deflated a "mini-bubble" which had taken many concept-driven stocks to stratospheric price/earnings multiples. Examples (none of which were held by our mutual funds) include Iomega, a disk drive manufacturer, Presstek, a developer of a new printing process, and Diana, a food distributor dabbling in telecommunications equipment. These stocks were bid up to prices of up to fifty times REVENUES, or more, on only modest improvement in their underlying earnings prospects or growth rates. The correction was precipitated by concerns about the sustainability of profit growth in the technology sector, and exaggerated by the extraordinary levels of over-valuation. Investors focused on the level of demand for personal computers and weak pricing due to capacity increases in the semiconductor industry. Also bothersome was how the Fed would decide between election year stimulus and growth-driven restraint. In our view, the bias is now toward restraint as earnings growth continues to be quite good with many more companies reporting earnings ahead of expectations. Other indicators of strength are high capacity utilization, indicating price pressure may not be far off, and the prospect of higher wage inflation, which has been remarkably low for many years, signaling the potential for cost-push price increases.

The weak market also threw cold water on the sizzling hot initial public offering (IPO) market of the past eighteen months. Although the returns of our Growth and Micro Cap funds which qualify for these issues were helped, to a limited degree, by participation in small number of IPOs, we limited our investment in these issues to less than 1% of your portfolio value.

The U.S. stock market has been remarkably tame over the past few years, so we were overdue for the reversion to more historically normal volatility. Please be prepared for more significant fluctuation in the value of your stock investments than you might have become accustomed to over the past few years. This nirvana of low inflation and high profit growth is unsustainable.

The story for the rest of 1996 will be on what course the Fed decides and the outcome of the Congressional elections.

QUANTITATIVE RESEARCH

In general, our stock selection models performed well during this abbreviated three month period, particularly in the smaller capitalization area of the market. The market rewarded the fundamental improvement of many of the stocks our Estrend(TRADE MARK) model ranks most highly. Recall that this model evaluates the degree to which Wall Street security analysts are changing their earnings forecasts for the stocks they follow. The market usually rewards such stocks if Fed policy is stable. When the Fed decides to change its position to become more restrictive or more accommodative, however, Estrend(TRADE MARK) often works less well as two things occur. First, the market pays less attention to recent analysts' earnings estimate revisions, believing that economic shifts render such changes less relevant. Second, the trends in revisions to these estimates are shorter-lived as the perception of a change in the economic landscape leads analysts to change the macroeconomic assumptions in their models. The change in the macro assumptions can frequently overwhelm the microeconomic changes which Estrend(TRADE MARK) is so good at forecasting. When Estrend(TRADE MARK) works poorly, however, more often than not, the Fair Value model, which measures the relative cheapness of a stock, is working quite well and it compensates for the underperformance of Estrend(TRADE MARK). It is this complementary pattern of returns between the Estrend(TRADE MARK) and Fair Value models which gives us the ability to earn good returns for your portfolio when one of the models is performing poorly.

PORTFOLIO RETURNS

The Growth Portfolio earned a return of -1.33% for the three month period ending August 31, 1996. Although the returns were negative, they were significantly better than the benchmark Russell 2500 Growth Index (an unmanaged index of smaller capitalization growth stocks) return of -8.56%. Good relative performance can be attributed to both of our stock selection models which were particularly effective in picking up bargains as the market fell in June and July. Successful investments were made in technology and consumer cyclical companies, with most of the relative emphasis of portfolio capital placed in these areas.

The Growth & Value Portfolio returned -3.67% for the period ending August 31, 1996, compared with its benchmark, the Standard & Poor's MidCap 400 Index (an unmanaged index of middle capitalization stocks), which returned -2.87%. The shortfall relative to the index was caused by overweighted positions in oil refiners, personal computer manufacturers and commercial airlines. We stand by our focus on these industries as we believe the market has unfairly penalized these groups in the short term.

The Micro Cap Portfolio earned a return of -2.75% over the period ending August 31, 1996. This return compares favorably with the -11.84% return of the Russell 2000 Growth Index, an unmanaged index of smaller capitalization growth stocks. This outperformance was earned due to good performance by our stock selection models, especially in the technology and consumer cyclical sectors, and the presence of good buying opportunities as the market moved down in June and July. We continue to hold modestly overweighted positions in technology (about 30% of capital), and consumer non-cyclical stocks (19% of capital).

Thank you for your investment in our funds. We stand by our commitment to i) strictly limiting the size of our funds to optimize the returns we can deliver to you, ii) keeping our expenses significantly below the industry norm and not wasting your investment assets on sales and marketing fees and loads and iii) managing an investment program which is the product of leading edge research.

Respectfully,


/s/  JOHN C. BOGLE, JR.


John C. Bogle, Jr.
Director of Portfolio Management
Numeric Investors L.P.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                                 MICRO CAP FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                                MARKET
 SHARES                                                         VALUE
--------------------------------------------------------------------------------
           COMMON STOCKS--90.8%

           AEROSPACE--1.8%
   7,600   BE Aerospace, Inc.* .........................    $   125,400
   6,400   Rohr, Inc.* .................................        133,600
                                                            -----------
                                                                259,000
                                                            -----------
           AIR TRANSPORT--1.0%
  10,000   Atlantic Coast Airlines, Inc.*/** ...........        145,000
                                                            -----------
           AUTOMOBILE PARTS & EQUIPMENT--2.9%
  13,900   Excel Industries Inc. .......................        215,450
   8,300   Standard Products Co. (The) .................        190,900
                                                            -----------
                                                                406,350
                                                            -----------
           COMPUTER COMPONENTS--4.3%
  11,500   Chips & Technologies, Inc. ..................        127,219
   6,000   Documentum, Inc.** ..........................        151,500
  10,800   Innovex, Inc. ...............................        179,550
   3,800   Radisys Corp.** .............................        141,075
                                                            -----------
                                                                599,344
                                                            -----------
           COMPUTERS--0.7%
   7,400   Xircom, Inc.* ...............................         94,813
                                                            -----------
           COMPUTERS & OFFICE EQUIPMENT--2.1%
   8,400   Auspex Systems, Inc.* .......................        132,300
   5,600   ENCAD, Inc.* ................................        162,400
                                                            -----------
                                                                294,700
                                                            -----------
           COMPUTERS, SOFTWARE & SERVICING--12.6%
   8,600   AXENT Technologies, Inc.* ...................        146,200
   8,500   CIBER, Inc.*/** .............................        214,625
     300   Citrix Systems, Inc.* .......................         12,600
   5,700   Computer Learning Centers, Inc.*/** .........        165,300
   8,100   Digital Link Corp.* .........................        125,550
   4,700   HMT Technology Corp.*/** ....................         84,600
   3,800   Legato Systems, Inc.*/** ....................        150,100
   5,600   Manugistics Group, Inc.* ....................        154,700
   7,800   Scopus Technology, Inc.* ....................        142,350
   5,800   SPSS Inc.* ..................................        138,475
     600   Systemsoft Corp.* ...........................         19,500
   3,500   Vantive Corp. (The)*/** .....................        154,000

--------------------------------------------------------------------------------
                                                                MARKET
 SHARES                                                         VALUE
------------------------------------------------------------------------------
           COMPUTERS, SOFTWARE & SERVICING--(CONTINUED)
   2,700   Viasoft, Inc.* ..............................    $   160,650
   2,900   Visio Corp.* ................................        104,400
                                                            -----------
                                                              1,773,050
                                                            -----------
           COSMETICS--0.9%
   9,300   Herbalife International, Inc. ...............        120,900
                                                            -----------
           ELECTRICAL EQUIPMENT--4.9%
  14,500   Columbus McKinnon Corp. .....................        206,625
   3,500   Fluke Corp. .................................        125,125
   5,100   Hughes Supply, Inc. .........................        197,625
   7,400   Robbins & Myers, Inc.** .....................        162,800
                                                            -----------
                                                                692,175
                                                            -----------
           ELECTRONICS--5.4%
   5,200   Digital Microwave Corp.* ....................         86,450
   6,700   DII Group, Inc.*/** .........................        195,975
   3,500   ETEC Systems, Inc.* .........................        106,750
   7,500   General Scanning Inc.* ......................        112,000
   5,500   Interpoint Corp.* ...........................         61,875
   3,500   Waters Corp.*/** ............................        109,813
   2,800   Wyle Electronics ............................         90,300
                                                            -----------
                                                                763,163
                                                            -----------
           FINANCIAL SERVICES--0.8%
   4,300   Cityscape Financial Corp.*/** ...............        118,250
                                                            -----------
           FOOD & AGRICULTURE--2.1%
   5,600   Interstate Bakeries Corp. ...................        169,400
   4,600   Smithfield Foods, Inc.* .....................        127,650
                                                            -----------
                                                                297,050
                                                            -----------
           HOSPITAL MANAGEMENT--1.3%
   8,700   FPA Medical Management, Inc.*/** ............        181,613
                                                            -----------
           HOUSEHOLD PRODUCTS--2.3%
   7,500   Central Garden & Pet Co.* ...................        184,688
   5,200   Libbey Inc.** ...............................        145,600
                                                            -----------
                                                                330,288
                                                            -----------
           HOUSING--1.3%
   9,800   Continental Homes Holding Corp.** ...........        188,650
                                                            -----------

The accompanying notes are an integral part of the financial statements.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                             MARKET
 SHARES                                                      VALUE
-------------------------------------------------------------------------------
           INSURANCE - LIFE--1.4%
   6,400   Security - Connecticut Corp. ................  $   193,600
                                                          -----------
           INSURANCE - PROPERTY & CASUALTY--1.5%
   6,500   Selective Insurance Group, Inc. .............      209,625
                                                          -----------
           LEISURE & ENTERTAINMENT--2.2%
   7,300   Coastcast Corp.** ...........................      159,687
   3,400   GT Bicycles, Inc.* ..........................       38,675
   6,700   Harveys Casino Resorts ......................      115,575
                                                          -----------
                                                              313,937
                                                          -----------
           MACHINERY--0.8%
   9,400   ADE Corp.* ..................................      105,750
                                                          -----------
           MANUFACTURING INDUSTRIES--5.3%
   6,300   Caraustar Industries, Inc. ..................      187,425
   8,300   DT Industries, Inc. .........................      217,875
   5,900   Eltron International, Inc.* .................      169,625
   6,400   Ethan Allen Interiors, Inc. .................      171,200
                                                          -----------
                                                              746,125
                                                          -----------
           MEDICAL & MEDICAL SERVICES--1.2%
   4,700   Renal Care Group, Inc.* .....................      172,725
                                                          -----------
           MEDICAL INSTRUMENTS & SUPPLIES--5.0%
   9,300   Chad Therapeutics, Inc.*/** .................      162,750
   4,200   Hologic, Inc.*/** ...........................      166,950
   7,200   STERIS Corp.* ...............................      221,400
   8,000   VISX, Inc.* .................................      155,000
                                                          -----------
                                                              706,100
                                                          -----------
           METAL FABRICATING--0.9%
   6,100   Varlen Corp.** ..............................      131,150
                                                          -----------
           METAL MINING--2.8%
   6,600   Olympic Steel, Inc.*/** .....................      161,700
   7,900   Oregon Metallurgical Corp.* .................      235,025
                                                          -----------
                                                              396,725
                                                          -----------
           METALS--0.7%
   2,800   Reliance Steel & Aluminum Co. ...............       93,800
                                                          -----------
           OIL & GAS FIELD EXPLORATION--3.0%
   8,100   Belden & Blake Corp.* .......................      166,050



--------------------------------------------------------------------------------
                                                             MARKET
 SHARES                                                      VALUE
--------------------------------------------------------------------------------
           OIL & GAS FIELD EXPLORATION--(CONTINUED)
  12,200   Comstock Resources, Inc.* ...................  $   128,100
   3,800   Energy Ventures, Inc.* ......................      124,925
                                                          -----------
                                                              419,075
                                                          -----------
           OIL, GAS FIELD SERVICES--0.8%
   2,600   Seacor Holdings, Inc.*/** ...................      118,300
                                                          -----------
           OPHTHALMIC GOODS--1.4%
   5,500   Sola International Inc.* ....................      192,500
                                                          -----------
           PHARMACEUTICALS--2.8%
   8,400   Bindley Western Industries, Inc. ............      149,100
  10,100   Liposome Co., Inc. (The)*/** ................      152,763
   2,100   Medicis Pharmaceutical Corp.* ...............       85,870
                                                          -----------
                                                              387,733
                                                          -----------
           RESTAURANTS--0.8%
   4,200   CKE Restaurants, Inc. .......................      116,550
                                                          -----------
           RETAIL - CATALOG & MAIL ORDER HOUSES--1.4%
  13,600   Damark International, Inc. Class A* .........      197,200
                                                          -----------
           RETAIL - GROCERY STORES--0.9%
   5,500   Riser Foods, Inc. Class A ...................      131,312
                                                          -----------
           RETAIL - SPECIALTY--1.1%
   5,900   Inacom Corp.*/** ............................      159,300
                                                          -----------
           RETAIL - SPECIALTY APPAREL--2.1%
   6,600   American Eagle Outfitters, Inc.*/** .........      135,300
  21,100   Genesco, Inc.* ..............................      163,525
                                                          -----------
                                                              298,825
                                                          -----------
           SERVICES - BUSINESS SERVICES--1.1%
   9,600   Employee Solutions, Inc.*/** ................      160,800
                                                          -----------
           TELECOMMUNICATIONS--2.5%
  10,900   AML Communications, Inc.* ...................      167,587
   7,200   Brooktrout Technology, Inc.* ................      180,000
                                                          -----------
                                                              347,587
                                                          -----------
           TELECOMMUNICATIONS EQUIPMENT--0.8%
   3,200   Davox Corp.* ................................      108,800
                                                          -----------
           TEXTILES--0.9%
   7,700   Kellwood Co. ................................      124,162
                                                          -----------

The accompanying notes are an integral part of the financial statements.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 1996


---------------------------------------------------------------------
                                                             MARKET
 SHARES                                                      VALUE
---------------------------------------------------------------------

           TOYS--0.7%
   7,300   Equity Marketing, Inc.* .....................  $    97,637
                                                          -----------
           TRANSPORTATION--1.2%
   7,800   USFreightways Corp. .........................      161,850
                                                          -----------
           WHOLESALE - FARM PRODUCTS--1.1%
   4,400   Northland Cranberries, Inc. Class A .........      158,400
                                                          -----------
           WHOLESALE - SPECIALTY EQUIPMENT--2.0%
   5,500   Tech Data Corp.* ............................      145,750
   5,100   U.S. Office Products Co.* ...................      135,150
                                                          -----------
                                                              280,900
                                                          -----------
           Total Common Stocks
             (Cost $12,171,239) ........................   12,794,814
                                                          -----------

PRINCIPAL
 AMOUNT
---------
           SHORT-TERM INVESTMENTS--15.6%
           U.S. TREASURY OBLIGATIONS--4.4%
           U.S. Treasury Bills
 130,000     5.155%(DAGGER), 10/17/96 ..................      129,197
 500,000     5.180%(DAGGER), 10/17/96 ..................      496,913
                                                          -----------
           Total U.S. Treasury Obligations
             (Cost $625,859) ...........................      626,110
                                                          -----------
 SHARES
 ------
           MONEY MARKET FUNDS--7.2%
 641,205   Federated Short-Term U.S.
             Government Trust ..........................      641,205
 366,797   The Treasurers Fund Inc.
             U.S. Treasury Money Market
             Portfolio .................................      366,797
                                                          -----------
           Total Money Market Funds
             (Cost $1,008,002) .........................    1,008,002
                                                          -----------


---------------------------------------------------------------------
 PRINCIPAL                                                   MARKET
 AMOUNT                                                      VALUE
---------------------------------------------------------------------
           REPURCHASE AGREEMENT--4.0%
 570,838   Bear, Stearns Securities Corp.
             (Agreement dated 08/30/96 to be
             repurchased at $571,165,
             collateralized by $1,730,000
             Resolution Trust Corp.
             Bonds 6.993% due 04/26/21.
             Market value of collateral
             is $585,214)
             5.150%, 09/03/96 (Cost $570,838) .......... $   570,838
                                                         -----------
           Total Short-Term Investments
             (Cost $2,204,699) .........................   2,204,950
                                                         -----------
           Total Investments -- 106.4%
             (Cost $14,375,938) ........................  14,999,764
           Liabilities in Excess of
             Other Assets -- (6.4%) ....................    (899,664)
                                                         -----------
           Net Assets -- 100.0% ........................ $14,100,100
                                                         ===========


-----------
 * Non-income producing.
** Security or a portion thereof is out on loan.
 + Effective yield on the date of purchase.


The accompanying notes are an integral part of the financial statements.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1996

--------------------------------------------------------------------------------
                                                             MARKET
 SHARES                                                      VALUE
-------------------------------------------------------------------------------
           COMMON STOCKS--89.3%
           AEROSPACE--0.7%
   9,000   Rohr, Inc.* ................................. $   187,875
                                                         -----------
           AIR TRANSPORT--0.7%
   7,800   Continental Airlines, Inc. Class B*/** ......     176,475
                                                         -----------
           AUTOMOBILE PARTS & EQUIPMENT--1.6%
  27,400   Excel Industries Inc. .......................     424,700
                                                         -----------
           BROKERAGE--1.0%
  12,200   Lehman Brothers Holdings Inc. ...............     257,725
                                                         -----------
           CHEMICALS--1.5%
   8,100   Arcadian Corp. ..............................     178,200
   6,600   Cytec Industries, Inc.*/** ..................     229,350
                                                         -----------
                                                             407,550
                                                         -----------
           COMMERCIAL SERVICES--1.9%
   1,300   APAC Teleservices, Inc.*/** .................      57,525
   5,200   Quintiles Transnational Corp.* ..............     393,250
   1,500   Romac International, Inc.* ..................      46,500
                                                         -----------
                                                             497,275
                                                         -----------
           COMPUTER & OFFICE EQUIPMENT--2.1%
  12,600   Auspex Systems, Inc.* .......................     198,450
  12,300   ENCAD, Inc.* ................................     356,700
                                                         -----------
                                                             555,150
                                                         -----------
           COMPUTER COMPONENTS--0.4%
   4,600   Komag, Inc.* ................................      97,750
                                                         -----------
           COMPUTERS--2.8%
   3,900   Dell Computer Corp.* ........................     261,788
   4,400   Storage Technology Corp.*/** ................     166,650
  25,800   Xircom, Inc.* ...............................     330,563
                                                         -----------
                                                             759,001
                                                         -----------
           COMPUTERS, SOFTWARE & SERVICING--13.6%
  11,800   CFI Proservices, Inc.*/** ...................     215,350
  16,100   CIBER, Inc.*/** .............................     406,525
   7,800   Computer Associates
             International, Inc. .......................     409,500



--------------------------------------------------------------------------------
                                                             MARKET
 SHARES                                                      VALUE
--------------------------------------------------------------------------------
           COMPUTERS, SOFTWARE & SERVICING--(CONTINUED)
   6,900   Compuware Corp.* ............................ $   296,700
   6,000   Gartner Group, Inc., Class A* ...............     187,500
  16,300   GT Interactive Software Corp.*/** ...........     277,100
   4,700   HMT Technology Corp.* .......................      84,600
   7,400   Legato Systems, Inc.*/** ....................     292,300
   3,500   McAfee Associates, Inc.*/** .................     208,688
   1,600   Remedy Corp.* ...............................      72,800
  11,600   Scopus Technology, Inc.* ....................     211,700
   8,300   Vantive Corp. (The)* ........................     365,200
   5,800   Viasoft, Inc.* ..............................     345,100
   7,600   Visio Corp.* ................................     273,600
                                                         -----------
                                                           3,646,663
                                                         -----------
           ELECTRICAL EQUIPMENT--4.2%
   2,200   Belden, Inc. ................................      59,675
  10,700   Hughes Supply, Inc. .........................     414,625
   2,000   Kuhlman Corp. ...............................      33,000
  10,800   Robbins & Myers, Inc.** .....................     237,600
  10,000   UCAR International Inc.* ....................     390,000
                                                         -----------
                                                           1,134,900
                                                         -----------
           ELECTRONICS--5.8%
   2,800   Atmel Corp.* ................................      72,450
   7,000   Eltron International, Inc.* .................     201,250
   5,600   ETEC Systems, Inc.* .........................     170,800
  11,500   MEMC Electronic Materials, Inc.* ............     405,375
   7,200   SCI Systems, Inc.*/** .......................     321,300
   7,700   Waters Corp.* ...............................     241,588
   4,500   Wyle Electronics ............................     145,125
                                                         -----------
                                                           1,557,888
                                                         -----------
           ENTERTAINMENT--0.4%
   2,900   MGM Grand, Inc.* ............................     109,475
                                                         -----------
           FINANCIAL SERVICES--1.2%
  11,300   Cityscape Financial Corp.*/** ...............     310,750
                                                         -----------
           GAS TRANSPORTATION & DISTRIBUTION--0.8%
   6,000   Eastern Enterprises** .......................     219,750
                                                         -----------


The accompanying notes are an integral part of the financial statements.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                             MARKET
 SHARES                                                      VALUE
--------------------------------------------------------------------------------
           HOSPITAL MANAGEMENT--1.6%
  10,200   FPA Medical Management, Inc.*/** ............ $   212,925
   5,700   Lincare Holdings, Inc.* .....................     212,681
                                                         -----------
                                                             425,606
                                                         -----------
           HOTELS--0.4%
   3,800   Promus Hotel Corp.* .........................     114,475
                                                         -----------
           HOUSEHOLD PRODUCTS--0.4%
   5,300   Eagle Hardware & Garden, Inc.*/** ...........     117,925
                                                         -----------
           HOUSING--1.0%
  13,700   Continental Homes Holding Corp.** ...........     263,725
                                                         -----------
           INSURANCE--2.8%
   6,500   American Bankers Insurance
             Group, Inc. ...............................     308,750
  16,400   Fremont General Corp.** .....................     444,850
                                                         -----------
                                                             753,600
                                                         -----------
           INSURANCE - PROPERTY & CASUALTY--1.0%
   4,200   CMAC Investment Corp. .......................     262,500
                                                         -----------
           LEISURE & ENTERTAINMENT--1.0%
  11,600   Coastcast Corp.*/** .........................     253,750
                                                         -----------
           MACHINERY--0.8%
   5,800   Harnischfeger Industries, Inc.** ............     218,950
                                                         -----------
           MANUFACTURED HOUSING--1.1%
  13,000   Redman Industries, Inc.* ....................     292,500
                                                         -----------
           MANUFACTURING INDUSTRIES--1.0%
   8,700   Foamex International, Inc.*/** ..............     135,394
   3,300   Oakley, Inc.*/** ............................     135,300
                                                         -----------
                                                             270,694
                                                         -----------
           MEDICAL & MEDICAL SERVICES--1.4%
   8,200   Oxford Health Plans, Inc.*/** ...............     375,150
                                                         -----------



--------------------------------------------------------------------------------
                                                            MARKET
 SHARES                                                     VALUE
--------------------------------------------------------------------------------
           MEDICAL INSTRUMENTS & SUPPLIES--6.8%
   2,700   Coherent, Inc.* ............................. $   105,975
   8,900   Guidant Corp. ...............................     451,675
   5,700   Hologic, Inc.* ..............................     226,575
   6,600   Invacare Corp.* .............................     199,650
   5,500   Safeskin Corp.* .............................     178,750
  14,200   STERIS Corp.* ...............................     436,650
  11,400   VISX, Inc.* .................................     220,875
                                                         -----------
                                                           1,820,150
                                                         -----------
           METAL MINING--2.3%
   2,000   AK Steel Holding Corp.** ....................      74,500
  10,800   Olympic Steel, Inc.*/** .....................     264,600
   9,200   Oregon Metallurgical Corp.* .................     273,700
                                                         -----------
                                                             612,800
                                                         -----------
           OFFICE FURNITURE--0.8%
   5,700   Herman Miller, Inc. .........................     213,839
                                                         -----------
           OIL & GAS FIELD EXPLORATION--1.3%
  34,300   Comstock Resources, Inc.* ...................     360,150
                                                         -----------
           OIL EQUIPMENT & SERVICES--3.9%
   6,700   Camco International, Inc. ...................     226,962
   8,600   Cooper Cameron Corp.* .......................     453,650
  10,800   Energy Ventures, Inc.* ......................     355,050
                                                         -----------
                                                           1,035,662
                                                         -----------
           OIL INTERNATIONAL--1.2%
   8,300   Helmerich & Payne, Inc.** ...................     327,850
                                                         -----------
           OIL, GAS FIELD SERVICES--0.9%
   5,100   Seacor Holdings, Inc.* ......................     232,050
                                                         -----------
           OPHTHALMIC GOODS--1.7%
  12,700   Sola International, Inc.* ...................     444,500
                                                         -----------
           PHARMACEUTICALS--0.7%
   4,700   Medicis Pharmaceutical Corp.* ...............     192,186
                                                         -----------


The accompanying notes are an integral part of the financial statements.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                           MARKET
 SHARES                                                    VALUE
--------------------------------------------------------------------------------
           RETAIL - CATALOG & MAIL ORDER HOUSES--0.9%
  16,600   Damark International, Inc. Class A* ......... $   240,700
                                                         -----------
           RETAIL - GENERAL MERCHANDISE--1.0%
  12,700   Stein Mart, Inc.* ...........................     265,112
                                                         -----------
           RETAIL - GROCERY STORES--1.2%
   7,100   Vons Cos., Inc. (The)* ......................     314,175
                                                         -----------
           RETAIL - SPECIALTY--4.1%
   3,550   CDW Computer Centers, Inc.*/** ..............     230,750
   5,800   CompUSA Inc.*/** ............................     232,725
  14,700   Inacom Corp.*/** ............................     396,900
   7,200   Rexall Sundown, Inc.*/** ....................     249,300
                                                         -----------
                                                           1,109,675
                                                         -----------
           RETAIL - SPECIALTY APPAREL--2.4%
   1,600   Claire's Stores, Inc. .......................      52,800
   7,100   Ross Stores, Inc. ...........................     273,350
   6,100   TJX Cos., Inc. ..............................     195,200
   3,400   Wet Seal, Inc. (The)* .......................     124,100
                                                         -----------
                                                             645,450
                                                         -----------
           SERVICES - BUSINESS SERVICES--0.6%
   9,900   Employee Solutions, Inc.*/** ................     165,825
                                                         -----------
           TELECOMMUNICATIONS--1.1%
  12,200   Brooktrout Technology, Inc.* ................     305,000
                                                         -----------
           TELECOMMUNICATIONS EQUIPMENT--4.0%
   5,700   Ascend Communications, Inc.* ................     298,537
   6,600   Aspect Telecommunications Corp.*/** .........     343,200
   9,800   Digital Microwave Corp.* ....................     162,925
   5,400   DSP Communications, Inc.* ...................     274,725
                                                         -----------
                                                           1,079,387
                                                         -----------
           TEXTILES--0.5%
   8,300   Kellwood Co. ................................     133,837
                                                         -----------
           TOYS--0.3%
   2,800   Lewis Galoob Toys, Inc.* ....................      73,500
                                                         -----------


--------------------------------------------------------------------------------
                                                           MARKET
 SHARES                                                    VALUE
--------------------------------------------------------------------------------
           WHOLESALE - SPECIALTY EQUIPMENT--2.4%
  12,000   Tech Data Corp.* ............................ $   318,000
  12,200   U.S. Office Products Co.* ...................     323,300
                                                         -----------
                                                             641,300
                                                         -----------
           Total Common Stocks
             (Cost $22,848,283) ........................  23,904,950
                                                         -----------

PRINCIPAL
 AMOUNT
---------

           SHORT-TERM INVESTMENTS--12.7%
           U.S. TREASURY OBLIGATIONS --5.8%
1,550,000  U.S. Treasury Bills
             5.105%(DAGGER), 10/17/96
             (Cost $1,539,899) .........................   1,540,430
                                                         -----------
 SHARES
 ------

           MONEY MARKET FUNDS--6.9%
  880,314  Federated Short-Term U.S. Government
             Trust .....................................     880,314
  978,189  The Treasurers Fund Inc.
             U.S. Treasury Money Market
             Portfolio .................................     978,189
                                                         -----------
           Total Money Market Funds
             (Cost $1,858,503) .........................   1,858,503
                                                         -----------
           Total Short-Term Investments
             (Cost $3,398,402) .........................   3,398,933
                                                         -----------
           Total Investments -- 102.0%
             (Cost $26,246,685) ........................  27,303,883
           Liabilities in Excess of
             Other Assets -- (2.0%) ....................    (548,151)
                                                         -----------
           Net Assets -- 100.0%                          $26,755,732
                                                         ===========

-----------------------
 *       Non-income producing.
**       Security or a portion thereof is out on loan.
(DAGGER) Effective yield on the date of purchase.

The accompanying notes are an integral part of the financial statements.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                               GROWTH & VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                            MARKET
 SHARES                                                     VALUE
--------------------------------------------------------------------------------
           COMMON STOCKS--91.5%

           AEROSPACE--0.8%
     600   McDonnell Douglas Corp. .....................  $    30,075
                                                          -----------
           AIR TRANSPORT--3.1%
   2,000   Continental Airlines, Inc. Class B*/** ......       45,250
     500   Delta Air Lines, Inc. .......................       35,438
   1,000   Northwest Airlines Corp.*/** ................       37,750
                                                          -----------
                                                              118,438
                                                          -----------
           AUTOMOBILE PARTS & EQUIPMENT--0.9%
     900   Borg-Warner Automotive, Inc. ................       33,750
                                                          -----------
           AUTOMOBILES & TRUCKS--2.0%
   2,600   Chrysler Corp. ..............................       75,725
                                                          -----------
           BROKERAGE--2.9%
   1,200   Bear Stearns Companies Inc. (The) ...........      28,050
   1,100   Donaldson, Lufkin & Jenrette, Inc. ..........      34,788
   2,200   Lehman Brothers Holdings Inc. ...............      46,475
                                                         -----------
                                                             109,313
                                                         -----------
           CHEMICALS--2.5%
     600   Cabot Corp. .................................      16,500
     400   Dow Chemical Co. ............................      31,900
     900   Engelhard Corp. .............................      18,338
   2,200   Terra Industries Inc. .......................      29,150
                                                         -----------
                                                              95,888
                                                         -----------
           COMMERCIAL SERVICES--2.0%
   1,400   Measurex Corp. ..............................      38,500
   1,000   Ogden Corp. .................................      19,625
     600   PHH Corp. ...................................      17,325
                                                         -----------
                                                              75,450
                                                         -----------
           COMPUTER & OFFICE EQUIPMENT--1.0%
     600   Harris Corp.** ..............................      36,900
                                                         -----------
           COMPUTER COMPONENTS--1.9%
   1,600   Komag, Inc.* ................................      34,000
   1,100   Western Digital Corp. .......................      38,638
                                                         -----------
                                                              72,638
                                                         -----------


--------------------------------------------------------------------------------
                                                            MARKET
 SHARES                                                     VALUE
--------------------------------------------------------------------------------
           COMPUTERS--4.4%
   1,300   Compaq Computer Corp.* ...................... $    73,613
     800   Dell Computer Corp.* ........................      53,700
     900   Gateway 2000, Inc.* .........................      40,106
                                                         -----------
                                                             167,419
                                                         -----------
           COMPUTERS, SOFTWARE & SERVICING--4.1%
     400   Cisco Systems, Inc.* ........................      21,100
   1,400   Computer Associates
             International, Inc. .......................      73,500
     600   Compuware Corp.* ............................      25,800
   2,000   GT Interactive Software Corp.** .............      34,000
                                                         -----------
                                                             154,400
                                                         -----------
           ELECTRICAL EQUIPMENT--2.0%
   1,500   Tektronix, Inc. .............................      58,125
     500   UCAR International Inc.* ....................      19,500
                                                         -----------
                                                              77,625
                                                         -----------
           ELECTRICAL MACHINERY, EQUIPMENT
             & SUPPLIES--0.6%
     400   Tecumseh Products Co. Class A ...............      21,000
                                                         -----------
           ELECTRONICS--3.0%
     700   Johnson Controls, Inc. ......................      49,350
   1,000   MEMC Electronic Materials, Inc. .............      35,250
     700   SCI Systems, Inc.*/** .......................      31,238
                                                         -----------
                                                             115,838
                                                         -----------
           ENTERTAINMENT--0.8%
     900   King World Productions, Inc.* ...............      31,725
                                                         -----------
           FINANCIAL SERVICES--4.7%
   1,200   Countrywide Credit Industries, Inc. .........      28,950
   1,200   First USA, Inc. .............................      63,600
   1,700   Greenpoint Financial Corp. ..................      60,563
     300   Textron Inc. ................................      25,612
                                                         -----------
                                                             178,725
                                                         -----------
           FOOD & AGRICULTURE--1.8%
   1,300   ConAgra, Inc. ...............................      54,762
     500   Interstate Bakeries Corp. ...................      15,125
                                                         -----------
                                                              69,887
                                                         -----------

The accompanying notes are an integral part of the financial statements.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                            MARKET
 SHARES                                                     VALUE
--------------------------------------------------------------------------------
           GRAIN MILLS PRODUCTS--2.2%
   1,995   Archer-Daniels-Midland Co. .................. $    35,411
   2,000   IBP, Inc. ...................................      46,750
                                                         -----------
                                                              82,161
                                                         -----------
           GREETING CARDS--1.4%
   2,100   American Greetings Corp. ....................      54,075
                                                         -----------
           HOSPITAL MANAGEMENT--1.0%
     800   Oxford Health Plans, Inc.*/** ...............      36,600
                                                         -----------
           HOUSEHOLD FURNITURE--1.0%
   1,100   Lancaster Colony Corp. ......................      40,012
                                                         -----------
           HOUSEHOLD PRODUCTS--0.7%
   1,100   First Brands Corp. ..........................      25,025
                                                         -----------
           INSURANCE--1.8%
     500   Aetna Inc. ..................................      33,062
   1,200   US LIFE Corp. ...............................      35,100
                                                         -----------
                                                              68,162
                                                         -----------
           INSURANCE - PROPERTY & CASUALTY--1.1%
   1,300   American Financial Group, Inc. ..............      40,462
                                                         -----------
           MACHINERY--0.8%
     800   Harnischfeger Industries, Inc.* .............      30,200
                                                         -----------
           MANUFACTURING INDUSTRIES--1.3%
   1,300   Parker-Hannifin Corp. .......................      50,700
                                                         -----------
           MEDICAL INSTRUMENTS & SUPPLIES--2.4%
     800   Beckman Instruments,Inc. ....................      29,500
     600   Guidant Corp. ...............................      30,450
     800   Mallinckrodt Group Inc. .....................      32,400
                                                         -----------
                                                              92,350
                                                         -----------
           METAL MINING--1.7%
   1,700   AK Steel Holding Corp.*/** ..................      63,325
                                                         -----------
           METALS - DIVERSIFIED--0.8%
     500   Phelps Dodge Corp. ..........................      30,250
                                                         -----------


--------------------------------------------------------------------------------
                                                            MARKET
 SHARES                                                     VALUE
--------------------------------------------------------------------------------
           NATIONAL COMMERCIAL BANKS--2.7%
   1,000   First Union Corp. ........................... $    63,875
   1,200   Union Planters Corp. ........................      39,450
                                                         -----------
                                                             103,325
                                                         -----------
           NATURAL GAS--0.4%
     300   Columbia Gas System, Inc. (The) .............      16,875
                                                         -----------
           OIL & GAS FIELD EXPLORATION--0.6%
   1,000   Parker & Parsley Petroleum Co. ..............      24,750
                                                         -----------
           OIL DOMESTIC--2.2%
   1,200   National Fuel Gas Co. .......................      44,400
   1,800   Valero Energy Corp. .........................      38,025
                                                         -----------
                                                              82,425
                                                         -----------
           OIL EQUIPMENT & SERVICES--1.2%
     900   Cooper Cameron Corp. ........................      47,475
                                                         -----------
           OIL INTERNATIONAL--3.1%
     900   Helmerich & Payne, Inc. .....................      35,550
   1,600   Occidental Petroleum Corp. ..................      37,200
   2,200   USX-Marathon Group ..........................      45,925
                                                         -----------
                                                             118,675
                                                         -----------
           PAPER & FOREST PRODUCTS--1.7%
     500   Consolidated Papers, Inc. ...................      25,750
   1,600   Fort Howard Corp.* ..........................      37,800
                                                         -----------
                                                              63,550
                                                         -----------
           PHARMACEUTICALS--1.7%
     500   Bristol-Myers Squibb Co. ....................      43,875
     400   Schering-Plough Corp. .......................      22,350
                                                         -----------
                                                              66,225
                                                         -----------
           PRIMARY METAL PRODUCTS--1.3%
   1,500   Trinity Industries, Inc. ....................      48,562
                                                         -----------
           RETAIL - COMPUTER & COMPUTER
             SOFTWARE STORES--0.8%
     800   CompUSA Inc.*/** ............................      32,100
                                                         -----------
           RETAIL - SPECIALTY APPAREL--1.2%
   1,200   Ross Stores, Inc. ...........................      46,200
                                                         -----------

The accompanying notes are an integral part of the financial statements.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                            MARKET
 SHARES                                                     VALUE
--------------------------------------------------------------------------------
           SAVINGS & LOAN ASSOCIATION--1.0%
   1,100   Washington Mutual, Inc. ..................... $    39,875
                                                         -----------
           TELECOMMUNICATIONS--2.7%
     800   SBC Communications Inc. .....................      37,300
   1,600   Sprint Corp. ................................      65,000
                                                         -----------
                                                             102,300
                                                         -----------
           TELECOMMUNICATIONS EQUIPMENT--0.6%
     400   U.S. Robotics Corp.* ........................      21,000
                                                         -----------
           TEXTILES--1.3%
   1,100   Springs Industries, Inc. Class A ............      49,638
                                                         -----------
           TOBACCO--1.1%
   1,600   RJR Nabisco Holdings Corp. ..................      42,200
                                                         -----------
           TRANSPORTATION EQUIPMENT--2.3%
     700   CSX Corp. ...................................      35,437
     500   GATX Corp. ..................................      23,125
   1,000   Illinois Central Corp. ......................      30,250
                                                         -----------
                                                              88,812
                                                         -----------
           UTILITIES--9.4%
   1,300   Ameritech Corp. .............................      67,112
   2,200   Entergy Corp. ...............................      55,825
   3,200   Montana Power Co.** .........................      69,200
   2,600   New York State Electric & Gas Corp.** .......      55,900
   2,200   Unicom Corp. ................................      50,600
   1,900   Washington Water Power Co. ..................      35,150
     900   Western Resources, Inc. .....................      26,437
                                                         -----------
                                                             360,224
                                                         -----------
           WHOLESALE - GROCERIES &
             GENERAL LINE--1.5%
   2,000   Supervalu, Inc. .............................      56,250
                                                         -----------
           Total Common Stocks
             (Cost $3,479,554) .........................   3,488,579
                                                         -----------

--------------------------------------------------------------------------------
PRINCIPAL                                                   MARKET
 AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT--11.4%
           U.S. TREASURY OBLIGATIONS--5.2%
           U.S. Treasury Bills
 100,000     5.015%(DAGGER), 10/17/96 .................. $    99,383
 100,000     5.155%(DAGGER), 10/17/96 ..................      99,383
                                                         -----------
           Total U.S. Treasury Obligations
             (Cost $198,690) ...........................     198,766
                                                         -----------
 SHARES
----------

           MONEY MARKET FUND--3.2%
 123,110   The Treasurers Fund Inc.
             U.S. Treasury Money Market
             Portfolio (Cost $123,110) .................     123,110
                                                         -----------
PRINCIPAL
 AMOUNT
-----------

           REPURCHASE AGREEMENT--3.0%
 114,146   Bear, Stearns Securities Corp.
             (Agreement dated 08/30/96 to be
             repurchased at $114,211,
             collateralized by $350,000
             Resolution Trust Corp. Bonds
             6.993% due 04/26/21. Market
             value of collateral is $118,396)
             5.150%, 09/03/96 (Cost $114,146) ...........    114,146
                                                         -----------
           Total Short-Term Investments
             (Cost $435,946) ...........................     436,022
                                                         -----------
           Total Investments -- 102.9%
             (Cost $3,915,500) .........................   3,924,601
           Liabilities in Excess of
             Other Assets -- (2.9%) ....................    (111,451)
                                                         -----------
           Net Assets -- 100.0% ........................ $ 3,813,150
                                                         ===========

--------------------
 *       Non-income producing.
**       Security or a portion thereof is out on loan.
(DAGGER) Effective yield on the date of purchase.

The accompanying notes are an integral part of the financial statements.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 1996


                                                                        MICRO CAP           GROWTH        GROWTH & VALUE
                                                                           FUND              FUND             FUND
                                                                      ------------      -------------     --------------
ASSETS
   Investments, at value (cost -- $14,375,938, $26,246,685,
      $3,915,500, respectively) .....................................  $14,999,764       $27,303,883        $3,924,601
   Receivable for Fund shares sold ..................................      112,089           571,079            50,343
   Receivable for investments sold ..................................        5,460            55,440            11,304
   Receivable from investment adviser ...............................        1,697                --             5,796
   Dividends and interest receivable ................................        8,120            14,847             5,892
   Prepaid expenses and other assets ................................       11,565            11,616            11,314
                                                                       -----------       -----------        ----------
      Total assets ..................................................   15,138,695        27,956,865         4,009,250
                                                                       -----------       -----------        ----------
LIABILITIES
   Payable for investments purchased ................................    1,011,851         1,143,778           176,538
   Payable for Fund shares repurchased ..............................           --            19,751                --
   Accrued expenses and other liabilities ...........................       26,744            37,604            19,562
                                                                       -----------       -----------        ----------
      Total liabilities .............................................    1,038,595         1,201,133           196,100
                                                                       -----------       -----------        ----------
NET ASSETS
   Capital stock, $0.001 par value ..................................        1,208             2,259               330
   Paid-in capital ..................................................   14,112,914        26,228,556         3,809,457
   Undistributed net investment income ..............................       13,553            22,490             9,319
   Accumulated net realized loss from investments ...................     (651,401)         (554,771)          (15,057)
   Net unrealized appreciation on investments .......................      623,826         1,057,198             9,101
                                                                       -----------       -----------        ----------
      Net assets applicable to shares outstanding ...................  $14,100,100       $26,755,732        $3,813,150
                                                                       ===========       ===========        ==========

   Net assets .......................................................  $14,100,100       $26,755,732        $3,813,150
                                                                       -----------       -----------        ----------
   Shares outstanding ...............................................    1,208,365         2,259,414           329,787
                                                                       -----------       -----------        ----------
   Net asset value, offering and redemption price per share .........       $11.67            $11.84            $11.56
                                                                       ===========       ===========        ==========


The accompanying notes are an integral part of the financial statements.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                             STATEMENT OF OPERATIONS
              FOR THE PERIOD JUNE 3, 1996* THROUGH AUGUST 31, 1996


                                                                        MICRO CAP          GROWTH        GROWTH & VALUE
                                                                           FUND             FUND             FUND
                                                                      ------------     -------------     --------------
INVESTMENT INCOME
   Dividends ......................................................     $  10,604        $   10,225          $   9,682
   Interest .......................................................        21,562            43,733              4,561
                                                                        ---------        ----------          ---------
                                                                           32,166            53,958             14,243
                                                                        ---------        ----------          ---------

EXPENSES
   Advisory fees ..................................................        13,959            23,596              3,693
   Co-Administration fees .........................................        19,055            19,698             18,162
   Administrative services fees ...................................         2,789             4,719                738
   Federal and state registration fees ............................        10,367            15,834              5,682
   Transfer agent fees and expenses ...............................         8,700             8,700              8,600
   Custodian fees and expenses ....................................         5,567             6,065              3,786
   Printing .......................................................         2,439             2,439              2,411
   Audit and legal fees ...........................................           777               869                674
   Other ..........................................................           715               769                533
                                                                        ---------        ----------          ---------
      Total expenses before waivers and reimbursements ............        64,368            82,689             44,279
      Less: waivers and reimbursements ............................       (45,755)          (51,221)           (39,355)
                                                                        ---------        ----------          ---------
      Total expenses after waivers and reimbursements .............        18,613            31,468              4,924
                                                                        ---------        ----------          ---------
   Net investment income ..........................................        13,553            22,490              9,319
                                                                        ---------        ----------          ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized loss from investments .............................      (651,401)         (554,771)           (15,057)
   Net change in unrealized appreciation on investments ...........       623,826         1,057,198              9,101
                                                                        ---------        ----------          ---------
   Net realized and unrealized gain/(loss) on investments .........       (27,575)          502,427             (5,956)
                                                                        ---------        ----------          ---------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...     $ (14,022)       $  524,917          $   3,363
                                                                        =========        ==========          =========

----------
*Commencement of operations.


The accompanying notes are an integral part of the financial statements.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                       STATEMENT OF CHANGES IN NET ASSETS
              FOR THE PERIOD JUNE 3, 1996* THROUGH AUGUST 31, 1996


                                                                        MICRO CAP          GROWTH        GROWTH & VALUE
                                                                           FUND             FUND             FUND
                                                                      ------------     -------------     --------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS
   Net investment income ..........................................      $  13,553         $  22,490         $   9,319
   Net realized loss from investments .............................       (651,401)         (554,771)          (15,057)
   Net change in unrealized appreciation on investments ...........        623,826         1,057,198             9,101
                                                                       -----------       -----------        ----------
   Net increase/(decrease) in net assets resulting
       from operations ............................................        (14,022)          524,917             3,363
                                                                       -----------       -----------        ----------

Increase in net assets derived from capital share transactions ....     14,114,122        26,230,815         3,809,787
                                                                       -----------       -----------        ----------
   Total increase in net assets ...................................     14,100,100        26,755,732         3,813,150

NET ASSETS
   Beginning of period ............................................             --                --                --
                                                                       -----------       -----------        ----------
   End of period ..................................................    $14,100,100       $26,755,732        $3,813,150
                                                                       ===========       ===========        ==========

----------
*Commencement of operations.


The accompanying notes are an integral part of the financial statements.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                              FINANCIAL HIGHLIGHTS
              FOR THE PERIOD JUNE 3, 1996* THROUGH AUGUST 31, 1996

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                        MICRO CAP          GROWTH        GROWTH & VALUE
                                                                           FUND             FUND             FUND
                                                                      ------------     -------------     --------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ..............................       $  12.00           $ 12.00         $ 12.00
                                                                          --------          --------         -------
Net investment income(1) ..........................................           0.01              0.01            0.03
Net realized and unrealized loss on investments(2) ................          (0.34)            (0.17)          (0.47)
                                                                          --------          --------         -------
Net decrease in net assets resulting from operations ..............          (0.33)            (0.16)          (0.44)
                                                                          --------          --------         -------
Net asset value, end of period ....................................       $  11.67           $ 11.84         $ 11.56
                                                                          ========          ========         =======
Total investment return(3) ........................................          (2.75)%           (1.33)%         (3.67)%
                                                                          ========          ========         =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .........................       $ 14,100          $ 26,756         $ 3,813
Ratio of expenses to average net assets***(1)(4) ..................           1.00%             1.00%           1.00%
Ratio of net investment income to average net assets***(1).........           0.73%             0.71%           1.89%
Portfolio turnover rate**** .......................................          42.92%            19.21%           5.25%
Average commission rate per share(5) ..............................       $ 0.0339          $ 0.0365         $0.0363

----------
   * Commencement of operations.
  ** Calculated  based on  shares  outstanding  on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
 *** Annualized.
**** Not annualized.
 (1) Reflects waivers and reimbursements.
 (2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
 (3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
 (4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended August 31, 1996 would have been 3.45%, 2.62% and 8.98% for n/i Micro Cap Fund, n/i Growth Fund, and n/i Growth & Value Fund, respectively.
 (5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.


The accompanying notes are an integral part of the financial statements.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has seventeen investment portfolios, including the n/i FAMILY OF MUTUAL FUNDS ("n/i Family") which consists of three diversified portfolios: n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund (each a "Fund", collectively the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
12.35 billion are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of RBB. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations, including the n/i Family, which commenced operations on June 3, 1996.

PORTFOLIO VALUATION -- The net asset value of each Fund is determined as of 4:00 p.m. eastern time on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker/dealer experienced in such matters to value its securities. The preparation of financial statements requires the use of estimates by management. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of each Fund.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which Numeric Investors L.P. (the Funds' investment adviser or "Numeric") considers creditworthy pursuant to criteria approved by RBB's Board of Directors. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and excise taxes.

For U.S. Federal income tax purposes, realized capital losses incurred after October 31, but within the fiscal year are deemed to arise on the first day of the following fiscal year. For the period ended August 31, 1996, the n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund incurred and elected to defer such losses of $634,355, $527,801 and $15,057, respectively.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric Investors L.P. serves as each Fund's investment adviser. For its advisory services, Numeric is entitled to receive 0.75% of each Fund's average daily net assets, computed daily and payable monthly.

The adviser has voluntarily agreed to limit each Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 1.00% of each Fund's average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the period ended August 31, 1996, investment advisory fees, waivers and reimbursements of expenses were as follows:

                             GROSS                      NET          EXPENSE
FUND                     ADVISORY FEES    WAIVER   ADVISORY FEES  REIMBURSEMENT
----                     -------------  ---------  -------------  --------------
n/i Micro Cap Fund ......   $13,959     $(13,959)          --       $(16,152)
n/i Growth Fund .........    23,596      (20,371)      $3,225        (13,652)
n/i Growth & Value Fund .     3,693       (3,693)          --        (21,812)

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts which Numeric has assumed.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, National Association, and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each of the Funds. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets, subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% of each Fund's average daily net assets.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)




For the period ended August 31, 1996, PFPC, at their discretion, voluntarily agreed to waive a portion of their co-administration fees for each of the Funds. For the period ended August 31, 1996, PFPC's co-administration fees and related waivers were as follows:

                                     GROSS PFPC                    NET PFFC
                                 CO-ADMINISTRATION            CO-ADMINISTRATION
FUND                                    FEES        WAIVERS          FEES
----                             -----------------  --------  -----------------
n/i Micro Cap Fund ............       $18,125       $(9,063)       $9,062
n/i Growth Fund ...............        18,125        (9,063)        9,062
n/i Growth & Value Fund .......        17,917        (8,959)        8,958

In addition, PFPC serves as each Fund's transfer and disbursing agent. PFPC, at their discretion, voluntarily agreed to waive a portion of their transfer agency fees for each of the Funds. For the period ended August 31, 1996, transfer agency fees and waivers were as follows:

                                       GROSS                          NET
                                  TRANSFER AGENCY               TRANSFER AGENCY
FUND                                   FEES          WAIVERS          FEES
----                              ---------------   --------    ---------------
n/i Micro Cap Fund ............       $8,700        $(4,350)        $4,350
n/i Growth Fund ...............        8,700         (4,350)         4,350
n/i Growth & Value Fund .......        8,600         (4,300)         4,300

Counsellors Funds Services, Inc. ("Counsellors"), a wholly-owned subsidiary of Warburg, Pincus Counsellors, Inc., provides certain administrative services to each of the Funds. As compensation for such administrative services, Counsellors is entitled to receive a monthly fee equal to an annual rate of 0.15% of each Funds average daily net assets.

For the period ended August 31, 1996 Counsellors has, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for each of the Funds. For the period ended August 31, 1996, administrative services fees and waivers were as follows:

                                      GROSS
                                  ADMINISTRATIVE              NET ADMINISTRATIVE
FUND                              SERVICES FEES     WAIVERS     SERVICES FEES
----                             ---------------   --------   ------------------
n/i Micro Cap Fund ............       $2,789       $(2,231)          $558
n/i Growth Fund ...............        4,719        (3,785)           934
n/i Growth & Value Fund .......          738          (591)           147

These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that any Funds expenses exceed the most stringent limits prescribed by the laws or regulations of any state in which the Funds' shares are offered for sale.

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



3. INVESTMENT IN SECURITIES

For U.S. federal income tax purposes, the cost of securities owned at August 31, 1996 were $14,392,984, $26,273,655 and $3,915,500 for n/i Micro Cap Fund, n/i
Growth Fund, and n/i Growth & Value Fund, respectively. Accordingly, the net unrealized appreciation/(depreciation) of investments are as follows:

FUND                          APPRECIATION     DEPRECIATION     NET APPRECIATION
----                          ------------     ------------     ----------------
n/i Micro Cap Fund ........    $  865,465       $(258,685)        $  606,780
n/i Growth Fund ...........     1,601,062        (570,834)         1,030,228
n/i Growth & Value Fund ...       129,809        (120,708)             9,101

For the period ended August 31, 1996, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                            PURCHASES              SALES
----                                           -----------           ----------
n/i Micro Cap Fund .........................   $16,206,833           $3,384,161
n/i Growth Fund ............................    26,198,179            2,795,290
n/i Growth & Value Fund ....................     3,622,731              128,146

4. CAPITAL SHARE TRANSACTIONS

As of August 31, 1996 each Fund has 50,000,000 shares of $0.001 par value common stock authorized.

Transactions in capital shares for the period June 3, 1996 (commencement of operations) through August 31, 1996 were as follows:

                                        SALES                    REPURCHASES
                               -----------------------     ---------------------
                                SHARES       AMOUNT         SHARES      AMOUNT
                               ---------   -----------     -------    ----------
n/i Micro Cap Fund ..........  1,217,175   $14,212,327       8,810    $  98,205
n/i Growth Fund .............  2,384,034    27,674,950     124,620    1,444,135
n/i Growth & Value Fund .....    336,865     3,890,583       7,078       80,796

               [LOGO OF N/I FAMILY OF MUTUAL FUNDS APPEARS HERE]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)



5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The market value of securities on loan to brokers and the related collateral cash and indemnification received at August 31, 1996, was as follows:

                                    VALUE OF SECURITIES  VALUE OF COLLATERAL
FUND                                      ON LOAN        AND INDEMNIFICATION
----                                -------------------  -------------------
n/i Micro Cap Fund ..............       $2,740,526           $2,839,810
n/i Growth Fund .................        6,567,566            6,887,259
n/i Growth & Value Fund .........          411,577              431,299

The cash collateral was reinvested into repurchase agreements which was in turn collateralized by Resolution Trust Corp. Mortgage Backed Obligations.

                        REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE RBB FUND,INC:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund of The RBB Fund, Inc., as of August 31, 1996 and the related statements of operations, the statements of changes in net assets and the financial highlights for the period June 3, 1996 (commencement of operations) through August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of August 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund of The RBB Fund, Inc., as of August 31, 1996 and the results of their operations, the changes in their net assets and their financial highlights for the period June 3, 1996 (commencement of operations) through August 31, 1996, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 15, 1996

                                     PART C

                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          ---------------------------------

(a)  Financial Statements:

     (1)  Included in Part A of the Registration Statement:

          n/i classes

          Included in Part B of the Registration Statement:

          n/i Micro Cap Fund
          n/i Growth Fund and
          n/i Growth & Value Fund

               Report of Independent Accountants.
               Statement of Assets as of August 31, 1996.
               Statement of Operations for the period ended
                 August 31, 1996.
               Statement of Changes in Net Assets for the
                 period ended August 31, 1996.
               Selected Per Share Data and Ratios.

Notes to Financial Statements

(b)  Exhibits:                                                        See Note #
                                                                      ----------

          (1)  (a)    Articles of Incorporation of Registrant              1

               (b)    Articles Supplementary of Registrant.                1

               (c)    Articles of Amendment to Articles of
                       Incorporation of Registrant.                        2

               (d)    Articles Supplementary of Registrant.                2

               (e)    Articles Supplementary of Registrant.                5

               (f)    Articles Supplementary of Registrant.                6

               (g)    Articles Supplementary of Registrant.                9

               (h)    Articles Supplementary of Registrant.                10

               (i)    Articles Supplementary of Registrant.                14

               (j)    Articles Supplementary of Registrant.                14

                                                                      See Note #
                                                                      ----------



     (k)    Articles Supplementary of Registrant.                          19

     (l)    Articles Supplementary of Registrant.                          19

     (m)    Articles Supplementary of Registrant.                          19

     (n)    Articles Supplementary of Registrant.                          19

     (o)    Articles Supplementary of Registrant.                          20

     (p)    Articles Supplementary of Registrant.                          23

     (q)    Articles Supplementary of Registrant.                          25

(2)  Amended By-Laws adopted August 16, 1988.                              3

     (a)    Amendment to By-Laws adopted July 25, 1989.                    4

     (b)    By-Laws amended through October 24, 1989.                      5

     (c)    By-Laws amended through April 24, 1996.                        23

(3)  None.

(4)  Specimen Certificates
     (a)    SafeGuard Equity Growth and Income Shares                      3
     (b)    SafeGuard Fixed Income Shares                                  3
     (c)    SafeGuard Balanced Shares                                      3
     (d)    SafeGuard Tax-Free Shares                                      3
     (e)    SafeGuard Money Market Shares                                  3
     (f)    SafeGuard Tax-Free Money Market Shares                         3
     (g)    Cash Preservation Money Market Shares                          3
     (h)    Cash Preservation Tax-Free Money Market Shares                 3
     (i)    Sansom Street Money Market Shares                              3
     (j)    Sansom Street Tax-Free Money Market Shares                     3
     (k)    Sansom Street Government Obligations Money Market Shares       3
     (l)    Bedford Money Market Shares                                    3
     (m)    Bedford Tax-Free Money Market Shares                           3
     (n)    Bedford Government Obligations Money Market Shares             3
     (o)    Bedford New York Municipal Money Market Shares                 5
     (p)    SafeGuard Government Securities Shares                         5
     (q)    Income Opportunities High Yield Bond Shares                    6
     (r)    Bradford Tax-Free Money Market Shares                          8
     (s)    Bradford Government Obligations Money Market Shares            8
     (t)    Alpha 1 Money Market Shares                                    8
     (u)    Alpha 2 Tax-Free Money Market Shares                           8

                                                                      See Note #
                                                                      ----------

     (v)   Alpha 3 Government Obligations Money Market Shares              8
     (w)   Alpha 4 New York Municipal Money Market Shares                  8
     (x)   Beta 1 Money Market Shares                                      8
     (y)   Beta 2 Tax-Free Money Market Shares                             8
     (z)   Beta 3 Government Obligations Money Market Shares               8
    (aa)   Beta 4 New York Municipal Money Market Shares                   8
    (bb)   Gamma 1 Money Market Shares                                     8
    (cc)   Gamma 2 Tax-Free Money Market Shares                            8
    (dd)   Gamma 3 Government Obligations Money Market Shares              8
    (ee)   Gamma 4 New York Municipal Money Market Shares                  8
    (ff)   Delta 1 Money Market Shares                                     8
    (gg)   Delta 2 Tax-Free Money Market Shares                            8
    (hh)   Delta 3 Government Obligations Money Market Shares              8
    (ii)   Delta 4 New York Municipal Money Market Shares                  8
    (jj)   Epsilon 1 Money Market Shares                                   8
    (kk)   Epsilon 2 Tax-Free Money Market Shares                          8
    (ll)   Epsilon 3 Government Obligations Money Market Shares            8
    (mm)   Epsilon 4 New York Municipal Money Market Shares                8
    (nn)   Zeta 1 Money Market Shares                                      8
    (oo)   Zeta 2 Tax-Free Money Market Shares                             8
    (pp)   Zeta 3 Government Obligations Money Market Shares               8
    (qq)   Zeta 4 New York Municipal Money Market Shares
    (rr)   Eta 1 Money Market Shares                                       8
    (ss)   Eta 2 Tax-Free Money Market Shares                              8
    (tt)   Eta 3 Government Obligations Money Market Shares                8
    (uu)   Eta 4 New York Municipal Money Market Shares                    8
    (vv)   Theta 1 Money Market Shares                                     8
    (ww)   Theta 2 Tax-Free Money Market Shares                            8
    (xx)   Theta 3 Government Obligations Money Market Shares              8
    (yy)   Theta 4 New York Municipal Money Market Shares                  8
    (zz)   BEA International Equity Shares                                 9
    (a1)   BEA Strategic Fixed Income Shares                               9
    (a2)   BEA Emerging Markets Equity Shares                              9
    (a3)   Laffer/Canto Equity Shares                                      12
    (a4)   BEA U.S. Core Equity Shares                                     13
    (a5)   BEA U.S. Core Fixed Income Shares                               13
    (a6)   BEA Global Fixed Income Shares                                  13
    (a7)   BEA Municipal Bond Shares                                       13
    (a8)   BEA Balanced Shares                                             16

                                                                      See Note #
                                                                      ----------



     (a9)   BEA Short Duration Shares                                      16
    (a10)   Warburg Growth & Income Shares                                 18
    (a11)   Warburg Balanced Shares                                        18

  (5) (a)   Investment Advisory Agreement (Money)                          3
            between Registrant and Provident
            Institutional Management Corporation,
            dated as of August 16, 1988.

      (b)   Sub-Advisory Agreement (Money) between                         3
            Provident Institutional Management
            Corporation and Provident National Bank, dated as of August 16, 1988.

      (c)   Investment Advisory Agreement                                  3
            (Tax -Free Money) between Registrant and
            Provident Institutional Management
            Corporation, dated as of August 16, 1988.

      (d)   Sub-Advisory Agreement (Tax-Free Money)                        3
            between Provident Institutional Management
            Corporation and Provident National Bank, dated as of August 16, 1988.

      (e)   Investment Advisory Agreement                                  3
            (Government Money) between Registrant and
            Provident Institutional Management
            Corporation, dated as of August 16, 1988.

      (f)   Sub-Advisory Agreement (Government Money)                      3
            between Provident Institutional Management
            Corporation and Provident National Bank, dated as of August 16, 1988.

      (k)   Investment Advisory Agreement (Balanced)                       3
            between Registrant and Provident
            Institutional Management Corporation,
            dated as of August 16, 1988.

      (l)   Sub-Advisory Agreement (Balanced) between                      4
            Provident Institutional Management
            Corporation and Provident National Bank, dated as of August 16, 1988.

      (m)   Investment Advisory Agreement (Tax-Free)                       3
            between Registrant and Provident
            Institutional Management Corporation,
            dated as of August 16, 1988.

                                                                      See Note #
                                                                      ----------



     (n)   Sub-Advisory Agreement (Tax-Free) between                       3
           Provident Institutional Management
           Corporation and Provident National Bank, dated as of August 16, 1988.

     (s)   Investment Advisory Agreement                                   8
           (Government Securities) between Registrant and Provident Institutional Management
           Corporation dated as of April 8, 1991.

     (t)   Investment Advisory Agreement                                   8
           (High Yield Bond) between Registrant
           and Provident Institutional Management
           Corporation dated as of April 8, 1991.

     (u)   Sub-Advisory Agreement (High Yield Bond)                        8
           between Registrant and Warburg,
           Pincus Counsellors, Inc.
           dated as of April 8, 1991.

     (v)   Investment Advisory Agreement                                   9
           (New York Municipal Money Market) between
           Registrant and Provident Institutional
           Management Corporation dated
           November 5, 1991.

     (w)   Investment Advisory Agreement (Equity)                          10
           between Registrant and Provident
           Institutional Management Corporation
           dated November 5, 1991.

     (x)   Sub-Advisory Agreement (Equity) between                         10
           Registrant, Provident Institutional
           Management Corporation and Warburg,
           Pincus Counsellors, Inc. dated
           November 5, 1991.

     (y)   Investment Advisory Agreement                                   10
           (Tax-Free Money Market) between
           Registrant and Provident Institutional
           Management Corporation dated
           April 21, 1992.

     (z)   Investment Advisory Agreement                                   11
           (BEA International Equity Portfolio)
           between Registrant and BEA Associates.

    (aa)   Investment Advisory Agreement                                   11
           (BEA Strategic Fixed Income Portfolio)
           between Registrant and BEA Associates.

                                                                     See Notes #
                                                                     -----------


    (bb)   Investment Advisory Agreement                                   11
           (BEA Emerging Markets Equity Portfolio)
           between Registrant and BEA Associates.

    (cc)   Investment Advisory Agreement                                   14
           (Laffer/Canto Equity Portfolio)
           between Registrant and Laffer Advisors
           Incorporated, dated as of July 21, 1993.

    (dd)   Sub-Advisory Agreement                                          12
           (Laffer/Canto Sector Equity Portfolio)
           between PNC Institutional Management
           Corporation and Laffer Advisors
           Incorporated, dated as of July 21, 1993.

    (ee)   Investment Advisory Agreement                                   15
           (BEA U.S. Core Equity Portfolio) between
           Registrant and BEA Associates, dated as
           of October 27, 1993.

    (ff)   Investment Advisory Agreement                                   15
           (BEA U.S. Core Fixed Income Portfolio)
           between Registrant and BEA Associates,
           dated as of October 27, 1993.

    (gg)   Investment Advisory Agreement                                   15
           (BEA Global Fixed Income Portfolio)
           between Registrant and BEA Associates,
           dated as of October 27, 1993.

    (hh)   Investment Advisory Agreement                                   15
           (BEA Municipal Bond Fund Portfolio)
           between Registrant and BEA Associates,
           dated as of October 27, 1993.

    (ii)   Investment Advisory Agreement                                   14
           (Warburg Pincus Growth and Income Fund)
           between Registrant and Warburg,
           Pincus Counsellors, Inc.

    (jj)   Investment Advisory Agreement                                   16
           (Warburg Pincus Balanced Fund) between
           Registrant and Warburg, Pincus Counsellors, Inc.

    (kk)   Investment Advisory Agreement                                   16
           (BEA Balanced) between Registrant and
           BEA Associates.

                                                                      See Note #
                                                                      ----------



    (ll)   Investment Advisory Agreement                                   16
           (BEA Short Duration Portfolio) between
           Registrant and BEA Associates.

    (mm)   Investment Advisory Agreement (Warburg                          21
           Pincus Tax Free Fund) between Registrant and Warburg, Pincus Counsellors, Inc.

    (nn)   Investment Advisory Agreement (ni                               23
           Micro Cap Fund) between Registrant and
           Numeric Investors, L.P.

    (oo)   Investment Advisory Agreement (ni                               23
           Growth Fund) between Registrant and
           Numeric Investors, L.P.

    (pp)   Investment Advisory Agreement (ni                               23
           Growth & Value Fund) between Registrant
           and Numeric Investors, L.P.

    (qq)   Investment Advisory Agreement (BEA                              24
           Global Telecommunications Portfolio)
           between Registrant and BEA Associates.

  (rr)-1   Investment Advisory Agreement (Boston                           26
           Partners Large CAP Value Fund) between                         ---
           Registrant and Boston Partners Asset
           Management, L.P.

 (6) (r)   Distribution Agreement and Supplements                          8
           (Classes A through Q) between the
           Registrant and Counsellors Securities Inc.
           dated as of April 10, 1991.

     (s)   Distribution Agreement Supplement                               9
           (Classes L, M, N and O) between the
           Registrant and Counsellors Securities
           Inc. dated as of November 5, 1991.

     (t)   Distribution Agreement Supplements                              9
           (Classes R, S, and Alpha 1 through Theta 4) between the Registrant and Counsellors
           Securities Inc. dated as of November 5, 1991.

     (u)   Distribution Agreement Supplement                               10
           (Classes T, U and V) between the Registrant and Counsellors Securities Inc.
           dated as of September 18, 1992.

                                                                      See Note #
                                                                      ----------



     (v)   Distribution Agreement Supplement                               14
           (Class W) between the Registrant and
           Counsellors Securities Inc. dated as of
           July 21, 1993.

     (w)   Distribution Agreement Supplement                               14
           (Classes X, Y, Z and AA) between the
           Registrant and Counselors Securities Inc.

     (x)   Distribution Agreement Supplement                               18
           (Classes BB and CC) between Registrant
           and Counsellor's Securities Inc. dated
           as of October 26, 1994.

     (y)   Distribution Agreement Supplement                               18
           (Classes DD and EE) between Registrant and
           Counsellor's Securities Inc. dated as of October 26, 1994.

     (z)   Distribution Agreement Supplement                               19
           (Classes L, M, N and O) between the
           Registrant and Counsellor's Securities Inc.

    (aa)   Distribution Agreement Supplement                               19
           (Classes R, S) between the Registrant and
           Counsellor's Securities Inc.

    (bb)   Distribution Agreement Supplements                              19
           (Classes Alpha 1 through Theta 4) between the Registrant and Counsellor's Securities Inc.

    (cc)   Distribution Agreement Supplement Janney                        20
           Classes (Alpha 1, Alpha 2, Alpha 3 and
           Alpha 4) between the Registrant and
           Counsellors Securities Inc.

    (dd)   Distribution Agreement Supplement ni                            23
           Classes (Classes FF, GG and HH) between
           Registrant and Counsellors Securities Inc.

    (ee)   Distribution Agreement Supplement                               24
           (Classes II, JJ, KK, and LL) between
           Registrant and Counsellors Securities Inc.

                                                                      See Note #
                                                                      ----------



     (ff)   Distribution Agreement Supplement                              24
            (Classes MM, NN, OO, and PP) between
            Registrant and Counsellors Securities Inc.

     (gg)   Distribution Agreement Supplement                              26
            (Class QQ) between Registrant and
            Counsellors Securities Inc.

     (hh)   Distribution Agreement Supplement                              26
            (Class RR) between Registrant and
            Counsellors Securities Inc.

     (ii)   Distribution Agreement Supplement                              26
            (Class SS) between Registrant and
            Counsellors Securities Inc.

  (7)       Fund Office Retirement Profit-Sharing and                      7
            Trust Agreement, dated as of October 24, 1990.

  (8) (a)   Custodian Agreement between Registrant and                     3
            Provident National Bank dated as of
            August 16, 1988.

      (b)   Sub-Custodian Agreement among                                  10
            The Chase Manhattan Bank, N.A., the
            Registrant and Provident National Bank,
            dated as of July 13, 1992, relating to
            custody of Registrant's foreign securities.

      (e)   Amendment No. 1 to Custodian Agreement                         9
            dated August 16, 1988.

      (f)   Agreement between Brown Brothers Harriman                      10
            & Co. and Registrant on behalf of
            BEA International Equity Portfolio,
            dated September 18, 1992.

      (g)   Agreement between Brown Brothers Harriman &                    10
            Co. and Registrant on behalf of BEA
            Strategic Fixed Income Portfolio, dated
            September 18, 1992.

      (h)   Agreement between Brown Brothers Harriman                      10
            & Co. and Registrant on behalf of
            BEA Emerging Markets Equity Portfolio,
            dated September 18, 1992.

                                                                      See Note #
                                                                      ----------



      (i)   Agreement between Brown Brothers Harriman                      15
            & Co. and Registrant on behalf of BEA
            Emerging Markets Equity, BEA International
            Equity, BEA Strategic Fixed Income and BEA
            Global Fixed Income Portfolios,
            dated as of November 29, 1993.

      (j)   Agreement between Brown Brothers Harriman                      15
            & Co. and Registrant on behalf of
            BEA U.S. Core Equity and BEA U.S. Core
            Fixed Income Portfolio dated as of
            November 29, 1993.

      (k)   Custodian Contract between                                     18
            Registrant and State Street Bank and
            Trust Company.

      (l)   Custody Agreement between the                                  23
            Registrant and Custodial Trust Company on behalf of ni Micro Cap Fund, ni Growth Fund and ni Growth & Value Fund, Portfolios of the
            Registrant.

      (m)   Custodian Agreement Supplement between                         26
            Registrant and PNC Bank, National
            Association dated October 16, 1996

  (9) (a)   Transfer Agency Agreement (Sansom Street)                      3
            between Registrant and Provident
            Financial Processing Corporation,
            dated as of August 16, 1988.

      (b)   Transfer Agency Agreement (Cash Preservation)                  3
            between Registrant and Provident Financial
            Processing Corporation, dated as of
            August 16, 1988.

      (c)   Shareholder Servicing Agreement                                3
            (Sansom Street Money).

      (d)   Shareholder Servicing Agreement                                3
            (Sansom Street Tax-Free Money).

      (e)   Shareholder Servicing Agreement                                3
            (Sansom Street Government Money).

      (f)   Shareholder Services Plan                                      3
            (Sansom Street Money).

      (g)   Shareholder Services Plan                                      3
            (Sansom Street Tax-Free Money).

                                                                      See Note #
                                                                      ----------



      (h)   Shareholder Services Plan                                      3
            (Sansom Street Government Money).

      (i)   Transfer Agency Agreement (SafeGuard)                          3
            between Registrant and Provident Financial
            Processing Corporation, dated as of
            August 16, 1988.

      (j)   Transfer Agency Agreement (Bedford)                            3
            between Registrant and Provident
            Financial Processing Corporation,
            dated as of August 16, 1988.

      (k)   Transfer Agency Agreement                                      7
            (Income Opportunities) between Registrant and Provident Financial Processing
            Corporation dated June 25, 1990.

      (l)   Administration and Accounting Services                         8
            Agreement between Registrant and
            Provident Financial Processing
            Corporation, relating to Government
            Securities Portfolio, dated as of
            April 10, 1991.

      (m)   Administration and Accounting Services                         9
            Agreement between Registrant and
            Provident Financial Processing
            Corporation, relating to
            New York Municipal Money Market
            Portfolio dated as of November 5, 1991.

      (n)   Administration and Accounting Services                         9
            Agreement between Registrant and Provident
            Financial Processing Corporation, relating to Equity Portfolio dated as of November 5, 1991.

      (o)   Administration and Accounting Services                         9
            Agreement between Registrant and Provident
            Financial Processing Corporation, relating to High Yield Bond Portfolio, dated as of April 10, 1991.

      (p)   Administration and Accounting Services                         10
            Agreement between Registrant and Provident
            Financial Processing Corporation
            (International) dated September 18, 1992.

                                                                      See Note #
                                                                      ----------



     (q)    Administration and Accounting Services                         10
            Agreement between Registrant and Provident
            Financial Processing Corporation (Strategic) dated September 18, 1992;

     (r)    Administration and Accounting Services                         10
            Agreement between Registrant and Provident
            Financial Processing Corporation (Emerging) dated September 18, 1992.

     (s)    Transfer Agency Agreement and Supplements                      9
            (Bradford, Alpha, Beta, Gamma, Delta,
            Epsilon, Zeta, Eta and Theta) between
            Registrant and Provident Financial
            Processing Corporation dated as of
            November 5, 1991.

     (t)    Transfer Agency Agreement Supplement                           10
            (BEA) between Registrant and Provident
            Financial Processing Corporation
            dated as of September 18, 1992.

     (u)    Administrative Services Agreement between                      10
            Registrant and Counsellor's Fund
            Services, Inc. (BEA Portfolios)
            dated September 18, 1992.

     (v)    Administration and Accounting Services                         10
            Agreement between Registrant and Provident
            Financial Processing Corporation, relating to Tax-Free Money Market Portfolio, dated as of April 21, 1992.

     (w)    Transfer Agency Agreement Supplement                           12
            (Laffer) between Registrant and PFPC Inc.
            dated as of July 21, 1993.

     (x)    Administration and Accounting Services                         12
            Agreement between Registrant and PFPC Inc., relating to Laffer/Canto Equity Fund, dated July 21, 1993.

     (y)    Transfer Agency Agreement Supplement                           15
            (BEA U.S. Core Equity, BEA U.S.
            Core Fixed Income, BEA Global Fixed Income and BEA Municipal Bond Fund) between
            Registrant and PFPC Inc. dated as of
            October 27, 1993.

                                                                      See Note #
                                                                      ----------



     (z)   Administration and Accounting Services                          15
           Agreement between Registrant and PFPC Inc.
           relating to (Core Equity) dated as of
           October 27, 1993.

    (aa)   Administration and Accounting Services                          15
           Agreement between Registrant and PFPC Inc.
           (Core Fixed Income) dated
           October 27, 1993.

    (bb)   Administration and Accounting Services                          15
           Agreement between Registrant and
           PFPC Inc. (International Fixed Income)
           dated October 27, 1993

    (cc)   Administration and Accounting Services                          15
           Agreement between Registrant and PFPC Inc.
           (Municipal Bond) dated October 27, 1993.

    (dd)   Transfer Agency Agreement Supplement                            18
           (BEA Balanced and Short Duration) between
           Registrant and PFPC Inc. dated
           October 26, 1994.

    (ee)   Administration and Accounting Services                          18
           Agreement between Registrant and PFPC Inc.
           (BEA Balanced) dated October 26, 1994.

    (ff)   Administration and Accounting Services                          18
           Agreement between Registrant and PFPC Inc.
           (BEA Short Duration) dated
           October 26, 1994.

    (gg)   Co-Administration Agreement between                             18
           Registrant and PFPC Inc. (Warburg Pincus
           Growth & Income Fund) dated
           August 4, 1994.

    (hh)   Co-Administration Agreement between                             18
           Registrant and PFPC Inc. (Warburg Pincus
           Balanced Fund) dated August 4, 1994.

    (ii)   Co-Administration Agreement between                             18
           Registrant and Counsellors Funds Services,
           Inc. (Warburg Pincus Growth & Income Fund) dated August 4, 1994.

    (jj)   Co-Administration Agreement between                             18
           Registrant and Counsellors Funds Services,
           Inc. (Warburg Pincus Balanced Fund) dated
           August 4, 1994.

                                                                      See Note #
                                                                      ----------



     (kk)   Administrative Services Agreement Supplement                   18
            between Registrant and Counsellor's Fund
            Services, Inc. (BEA Classes) dated
            October 26, 1994.

     (ll)   Co-Administration Agreement between                            21
            Registrant and PFPC Inc. (Warburg Pincus
            Tax Free Fund) dated March 31, 1995.

     (mm)   Co-Administration Agreement between                            21
            Registrant and Counsellors Funds
            Services, Inc. (Warburg Pincus Tax Free
            Fund) dated March 31, 1995.

     (nn)   Transfer Agency and Service Agreement                          21
            between Registrant and State Street
            Bank and Trust Company and PFPC, Inc.
            dated February 1, 1995.

     (oo)   Supplement to Transfer Agency and Service                      21
            Agreement between Registrant, State Street
            Bank and Trust Company, Inc. and PFPC
            dated April 10, 1995.

     (pp)   Amended and Restated Credit Agreement dated                    22
            December 15, 1994.

     (qq)   Transfer Agency Agreement Supplement (ni                       23
            Micro Cap Fund, ni Growth Fund and
            ni Growth & Value Fund) between
            Registrant and PFPC, Inc. dated
            April 24, 1996.

     (rr)   Administration and Accounting Services                         23
            Agreement between Registrant and PFPC, Inc.
            (ni Micro Cap Fund) dated April 24, 1996.

     (ss)   Administration and Accounting Services                         23
            Agreement between Registrant and PFPC, Inc.
            (ni Growth Fund) dated April 24, 1996.

     (tt)   Administration and Accounting Services                         23
            Agreement between Registrant and PFPC, Inc.
            (ni Growth & Value Fund) dated April 24, 1996.

     (uu)   Administrative Services Agreement between                      23
            Registrant and Counsellors Fund Services,
            Inc. (ni Micro Cap Fund, ni
            Growth Fund and ni Growth &
            Value Fund) dated April 24, 1996.

                                                                      See Note #
                                                                      ----------



     (vv)   Administration and Accounting Agreement                        24
            between Services Registrant and PFPC, Inc.
            (BEA Global Telecommunications).

     (ww)   Co-Administration Agreement between                            24
            Registrant Investor and BEA Associates
            (BEA International Equity Investor
            Portfolio).

     (xx)   Co-Administration Agreement between                            24
            Registrant and BEA Associates (BEA
            International Equity Advisor Portfolio).

     (yy)   Co-Administration Agreement between                            24
            Registrant and BEA Associates (BEA
            Emerging Markets Equity Investor
            Portfolio).

     (zz)   Co-Administration Agreement between                            24
            Registrant and BEA Associates (BEA
            Emerging Markets Equity Advisor
            Portfolio).

    (aaa)   Co-Administration Agreement between                            24
            Registrant and BEA Associates (BEA
            High Yield Investor Portfolio).

    (bbb)   Co-Administration Agreement between                            24
            Registrant and BEA Associates (BEA
            High Yield Advisor Portfolio).

    (ccc)   Co-Administration Agreement between                            24
            Registrant and BEA Associates (BEA
            Global Telecommunications Investor
            Portfolio).

    (ddd)   Co-Administration Agreement between                            24
            Registrant and BEA Associates (BEA
            Global Telecommunications Advisor
            Portfolio).

    (eee)   Transfer Agreement and Service                                 24
            Agreement between Registrant and
            State Street Bank and Trust Company.

    (fff)   Administration and Accounting Services                         26
            Supplement between the Registrant                             ---
            and PFPC Inc. Dated October 16, 1996 (Boston
            Partners Large Cap Value Fund).

                                                                      See Note #
                                                                      ----------



    (ggg)   Transfer Agency Agreement Supplement                           26
            between Registrant and PFPC Inc. (Boston                      ---
            Partners Institutional Class).

    (hhh)   Transfer Agency Agreement Supplement between                   26
            Registrant and PFPC Inc. (Boston Partners                     ---
            Investor Class).

    (iii)   Transfer Agency Agreement Supplement between                   26
            Registrant and PFPC Inc. (Boston Partners                     ---
            Advisor Class).

  (10)(a)   Incorporated by reference herein to
            Registrant's 24f-2 Notice for the
            fiscal year ended August 31, 1996
            filed on October 28, 1996.  Opinion
            of Counsel.

  (10)(b)   Consent of Counsel.

  (11)      Consent of Independent Accountants.

  (12)      None.

  (13)(a)   Subscription Agreement (relating to                            2
            Classes A through N).

      (b)   Subscription Agreement between Registrant                      7
            and Planco Financial Services, Inc.,
            relating to Classes O and P.

      (c)   Subscription Agreement between Registrant and                  7
            Planco Financial Services, Inc., relating to
            Class Q.

      (d)   Subscription Agreement between Registrant                      9
            and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4.

      (e)   Subscription Agreement between Registrant                      10
            and Counsellors Securities Inc. relating to Classes T, U and V.

      (f)   Subscription Agreement between Registrant                      18
            and Counsellor's Securities Inc. relating to Classes BB and CC.

                                                                     See Note #
                                                                     ----------

       (g)       Purchase Agreement between Registrant and               21
                 Counsellors Securities Inc. relating to
                 Class DD (Warburg Pincus Growth & Income
                 Fund Series 2).

       (h)       Purchase Agreement between Registrant and               21
                 Counsellors Securities Inc. relating to
                 Class EE (Warburg Pincus Balanced Fund
                 Series 2).

       (i)       Purchase Agreement between Registrant and               23
                 Numeric Investors, L.P. relating to
                 Class FF (ni Micro Cap Fund).

       (j)       Purchase Agreement between Registrant and               23
                 Numeric Investors, L.P. relating to
                 Class GG (ni Growth Fund).

       (k)       Purchase Agreement between Registrant and               23
                 Numeric Investors, L.P. relating to
                 Class HH (ni Growth & Value Fund)

       (l)       Subscription Agreement between                          24
                 Registrant and Counsellors Securities,
                 Inc. relating to Classes II through PP.

   (14)          None.

   (15)(a)       Plan of Distribution (Sansom Street Money).             3

       (b)       Plan of Distribution (Sansom Street Tax-Free            3
                 Money).

       (c)       Plan of Distribution (Sansom Street                     3
                 Government Money).

       (d)       Plan of Distribution (Cash Preservation                 3
                 Money).

       (e)       Plan of Distribution (Cash Preservation                 3
                 Tax-Free Money).

       (f)       Plan of Distribution (SafeGuard Equity).                3

       (g)       Plan of Distribution                                    3
                 (SafeGuard Fixed Income).

       (h)       Plan of Distribution (SafeGuard Balanced).              3

       (i)       Plan of Distribution (SafeGuard Tax-Free).              3

                                                                    See Note #
                                                                    ----------

     (j)         Plan of Distribution (SafeGuard Money).                 3

     (k)         Plan of Distribution (SafeGuard Tax-Free
                 Money).                                                 3

     (l)         Plan of Distribution (Bedford Money).                   3

     (m)         Plan of Distribution (Bedford Tax-Free                  3
                 Money).

     (n)         Plan of Distribution (Bedford Government                3
                 Money).

     (o)         Plan of Distribution (Bedford New York                  7
                 Municipal Money).

     (p)         Plan of Distribution (SafeGuard Government              7
                 Securities).

     (q)         Plan of Distribution (Income Opportunities              7
                 High Yield).

     (r)         Amendment No. 1 to Plans of Distribution                8
                 (Classes A through Q).

     (s)         Plan of Distribution (Bradford Tax-Free                 9
                 Money).

     (t)         Plan of Distribution (Bradford Government               9
                 Money).

     (u)         Plan of Distribution (Alpha Money).                     9

     (v)         Plan of Distribution (Alpha Tax-Free                    9
                 Money).

     (w)         Plan of Distribution (Alpha Government                  9
                 Money).

     (x)         Plan of Distribution (Alpha New York                    9
                 Money).

     (y)         Plan of Distribution (Beta Money).                      9

     (z)         Plan of Distribution (Beta Tax-Free                     9
                 Money).

     (aa)        Plan of Distribution (Beta Government                   9
                 Money).

                                                                    See Note #
                                                                    ----------

     (bb)        Plan of Distribution (Beta New York                     9
                 Money).

     (cc)        Plan of Distribution (Gamma Money).                     9

     (dd)        Plan of Distribution (Gamma Tax-Free                    9
                 Money).

     (ee)        Plan of Distribution (Gamma Government                  9
                 Money).

     (ff)        Plan of Distribution (Gamma New York                    9
                 Money).

     (gg)        Plan of Distribution (Delta Money).                     9

     (hh)        Plan of Distribution (Delta Tax-Free                    9
                 Money).

     (ii)        Plan of Distribution (Delta Government                  9
                 Money).

     (jj)        Plan of Distribution (Delta New York                    9
                 Money).

     (kk)        Plan of Distribution (Epsilon Money).                   9

     (ll)        Plan of Distribution (Epsilon Tax-Free                  9
                 Money).

     (mm)        Plan of Distribution (Epsilon Government                9
                 Money).

     (nn)        Plan of Distribution (Epsilon New York                  9
                 Money).

     (oo)        Plan of Distribution (Zeta Money).                      9

     (pp)        Plan of Distribution (Zeta Tax-Free                     9
                 Money).

     (qq)        Plan of Distribution (Zeta Government                   9
                 Money).

     (rr)        Plan of Distribution (Zeta New York                     9
                 Money).

     (ss)        Plan of Distribution (Eta Money).                       9

     (tt)        Plan of Distribution (Eta Tax-Free                      9
                 Money).

                                                                    See Note #
                                                                    ----------

     (uu)        Plan of Distribution (Eta Government                    9
                 Money).

     (vv)        Plan of Distribution (Eta New York                      9
                 Money).

     (ww)        Plan of Distribution (Theta Money).                     9

     (xx)        Plan of Distribution (Theta Tax-Free                    9
                 Money).

     (yy)        Plan of Distribution (Theta Government                  9
                 Money).

     (zz)        Plan of Distribution (Theta New York                    9
                 Money).

     (aaa)       Plan of Distribution (Laffer Equity).                   12

     (bbb)       Plan Distribution (Warburg Pincus Growth                18
                 & Income Series 2).

     (ccc)       Plan of Distribution (Warburg Pincus                    18
                 Balanced Series 2).

     (ddd)       Plan of Distribution (BEA                               24
                 International Equity Investor).

     (eee)       Plan of Distribution (BEA                               24
                 International Equity Advisor).

     (fff)       Plan of Distribution (BEA Emerging                      24
                 Markets Equity Investor).


     (ggg)       Plan of Distribution (BEA Emerging                      24
                 Markets Equity Advisor).


     (hhh)       Plan of Distribution (BEA High Yield                    24
                 Investor).

     (iii)       Plan of Distribution (BEA High Yield                    24
                 Advisor).

     (jjj)       Plan of Distribution (BEA Global                        24
                 Telecommunications Investor).

     (kkk)       Plan of Distribution (BEA Global                        24
                 Telecommunications Advisor).

                                                                     See Note #
                                                                     ----------


     (lll)       Plan of Distribution (Boston Partners                   26
                 Large Cap Value Fund Institutional
                 Class)

     (mmm)       Plan of Distribution (Boston Partners                   26
                 Large Cap Value Fund Investor Class)

     (nnn)       Plan of Distribution (Boston Partners                   26
                 Large Cap Value Fund Advisor Class)

     (16)        Schedule of Computation of Performance                  3
                 Quotations.

     (17)        Financial Data Schedule

     (18)        Rule 18f-3 Plan.                                        21

     (19)        Representation of Ballard Spahr Andrews
                 & Ingersoll pursuant to Rule 485(b) under the Securities Act of 1933.

-----------------

Note #
------

1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

2 Incorporated herein by reference to the same exhibit number of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988.

3 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989.

4 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990.

6 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991.

9 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992.

10 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992.

11 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 9 to the Registrant's Registration Statement (No. 33-20827) filed on December 16, 1992.

12 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 11 to the Registrant's Registrant Statement (No. 33-20827) filed on June 21, 1993.

13 Incorporated herein by reference to the same exhibit number Post-Effective Amendment No. 12 to the Registrant's Registration Statement (No. 33-20827) filed on July 27, 1993.

14 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993.

15 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 14 to the Registrant's Registration Statement (No. 33-20827) filed on December 21, 1993.

16 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 19 to the Registrant's Registration Statement (No. 33-20827) filed on October 14, 1994.

17 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 20 to the Registrant's Registration Statement (No. 33-20827) filed on October 21, 1994.

18 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994.

19 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994.

20 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

21 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

22 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

23 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

24 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed July 30, 1996.

25 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

26 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

Item  25.    Persons Controlled by or under Common Control with Registrant
             -------------------------------------------------------------

             None.

Item  26.    Number of Holders of Securities
             -------------------------------

             The following information is given as of November 6, 1996.

   Title of Class of Common Stock                      Number of Record Holders
   ------------------------------                      ------------------------

   a)  RBB Money Market                                               11
   b)  RBB Municipal Money Market                                      2
   c)  Cash Preservation Money Market                                 35
   d)  Cash Preservation Municipal Money Market                       65
   e)  Sansom Street Money Market                                      3
   f)  Sansom Street Municipal Money Market                            0
   g)  Sansom Street Government Obligations Money Market               0
   h)  Bedford Money Market                                      231,060
   i)  Bedford Municipal Money Market                              6,818
   j)  Bedford Government Obligations Money Market                 6,778
   k)  Bedford New York Municipal Money Market                     2,917

      l)  RBB Government Securities                                  620
      m)  Bradford Municipal Money Market                              1
      n)  Bradford Government Obligations Money Market                 1
      o)  BEA International Equity                                   206
      p)  BEA High Yield                                              48
      q)  BEA Emerging Markets Equity                                 37
      r)  BEA U.S. Core Equity                                        70
      s)  BEA U.S. Core Fixed Income                                  49
      t)  BEA U.S. Global Fixed Income                                10
      u)  BEA Municipal Bond fund                                     35
      v)  BEA Short Duration                                           0
      w)  BEA Balanced                                                 0
      x)  BEA Telecommunications                                       0
      y)  Janney Montgomery Scot                                       1
          Money Market
      z)  Janney Montgomery Scott                                      1
          Municipal Money Market
      aa) Janney Montgomery Scott                                      1
          Government Obligations Money Market
      bb) Janney Montgomery Scott                                      1
          New York Municipal Money Market
      cc) ni Micro Cap                                              1053
      dd) ni Growth                                                 2182
      ee) ni Growth & Value                                          679

Item  27. Indemnification
          ---------------

          Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

               Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

               Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

               Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          Information as to any other business, profession, vocation or employment of a substantial nature in which any directors and officers of PIMC, BEA, Numeric and Boston Partners are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of PIMC's Form ADV (File No. 801-13304) filed on March 28, 1993, Schedules B and D of BEA's Form ADV (File No. 801-37170) filed on March 30, 1993, Schedules B and D of Numeric's Form ADV (File No. 801-35649) filed on November 22, 1995, and schedules of Boston Partners' Form ADV (File No. 801-49059) filed on October 2, 1996, respectively.

     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNC Bank, National Association (successor by merger to

Provident National Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


                         PNC BANK, NATIONAL ASSOCIATION

                            Directors and Officers

     To the knowledge of Registrant, none of the directors or officers of PNC except those set forth below, is or has been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of PNC Bank also hold various positions with, and engage in business for, PNC Bank Corp. (formerly PNC Financial Corp), which owns all the outstanding stock of PNC Bank, or other subsidiaries of PNC Bank Corp. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of PNC Bank who are engaged in any other business, profession, vocation or employment of substantial nature.

                         PNC BANK, NATIONAL ASSOCIATION

 Position with
   PNC Bank,
   National                                        Other Business                   Type of
  Association            Name                      Connections                      Business
--------------          -----                      --------------                  ---------
Director                B.R. Brown                President and C.E.O. of          Coal
                                                  Consol, Inc.
                                                  Pittsburgh, PA (22)

Director                Constance E. Clayton      Associate Dean, School           Educator
                                                  of Health and Professor          Medical
                                                  of Pediatrics
                                                  Medical College of PA
                                                  Philadelphia, PA (23)

Director                F. Eugene Dixon, Jr.      Private Trustee                  Trustee
                                                  Lafayette Hill, PA (24)

Director                Dr. Stuart Heydt          President and C.E.O.             Medical
                                                  Geisinger Foundation
                                                  Danville, PA (27)

Director                Edward P. Junker, III     Chairman and C.E.O.              Banking
                                                  Marine Bank
                                                  Erie, PA (26)

Director                Thomas A. McConomy        President, C.E.O. and            Manufacturing
                                                  Chairman, Calgon Carbon
                                                  Corporation
                                                  Pittsburgh, PA (28)

Director                Thomas H. O'Brien         Chairman and C.E.O.              Bank Holding
                                                  PNC Bank Corp. (14)

Director                Dr. J. Dennis O'Connor    Chancellor                       Education
                                                  University of Pittsburgh
                                                  Pittsburgh, PA (29)

Director                Rocco A. Ortenzio         Chairman and C.E.O.              Medical
                                                  Continental Medical Systems,
                                                  Inc.
                                                  Mechanicsburg, PA (30)

Director                Jane G. Pepper            President                        Horticulture
                                                  Pennsylvania Horticulture
                                                  Society
                                                  325 Walnut Street
                                                  Philadelphia, PA  19106



 Position with
   PNC Bank,
   National                                        Other Business                  Type of
  Association            Name                      Connections                     Business
--------------          -----                     --------------                  ---------
Director                Robert C. Robb, Jr.       Partner                          Financial and
                                                  Lewis, Eckert, Robb &            Management
                                                  Company                          Consultants
                                                  Plymouth Meeting, PA (31)

Director                Daniel M. Rooney          President, Pittsburgh            Football
                                                  Steelers Football Club
                                                  of the National Football
                                                  League
                                                  Pittsburgh, PA (32)

Director                Seth E. Schofield         Chairman, President and          Airline
                                                  C.E.O.
                                                  USAir Group, Inc. and
                                                  USAir, Inc.
                                                  Arlington, VA (33)

President and           James E. Rohr             President                        Bank
Chief Executive                                   PNC Bank Corp.                   Holding
Officer                                           (14)                             Company

President and           Bruce E. Robbins          None.
Chief Executive
Officer of PNC
Bank, National
Association,
Pittsburgh

Senior Executive        Edward V. Randall, Jr.    None.
Vice President

Executive               J. Richard Carnall        Director                         Banking
Vice President                                    PNC National Bank (2)

                                                  Chairman and Director            Financial-
                                                  PFPC Inc. (3)                    Related
                                                                                   Services

                                                  Director
                                                  PNC Trust Company                Fiduciary
                                                  of New York (11)                 Activities

                                                  Director                         Equipment
                                                  Hayden Bolts, Inc.*              Leasing

                                                  Director,                        Real Estate
                                                  Parkway Real Estate
                                                  Company*


 Position with
   PNC Bank,
   National                                        Other Business                  Type of
  Association           Name                       Connections                     Business
--------------          -----                      --------------                  ---------
                                                   Director                        Investment
                                                   Provident Capital               Advisory
                                                   Management, Inc. (5)

                                                   Director                        Investment
                                                   Advanced Investment             Advisory
                                                   Management, Inc. (15)

                                                   Director                        Financial
                                                   PNC Asset Management            Related
                                                   Group, Inc.                     Services
                                                   PFPC International Ltd.
                                                   PFPC International
                                                   (Cayman) Ltd.

                                                   Chairman                        Financial
                                                   International Dollar            Related
                                                   Reserve Fund, Ltd.              Services

Executive               Richard C. Caldwell        Director                        Banking
Vice President                                     PNC National Bank (2)

                                                   Director                        Investment
                                                   Provident Capital               Advisory
                                                   Management, Inc. (5)

                                                   Director                        Fiduciary
                                                   PNC Trust Company               Activities
                                                   of New York (11)

                                                   Executive Vice President        Bank Holding
                                                   PNC Bank Corp. (14)             Company

                                                   Director                        Investment
                                                   Advanced Investment             Advisory
                                                   Management, Inc. (15)

                                                   Director                        Banking
                                                   PNC Bank, New Jersey,
                                                   New Jersey, National
                                                   Association (16)

                                                   Director                        Financial-
                                                   PFPC Inc. (3)                   Related
                                                                                   Services

                                                   Chairman, Director &            Investment
                                                   CEO                             Advisory
                                                   PNC Asset Management
                                                   Group, Inc.


Position with
  PNC Bank,
  National                                         Other Business                  Type of
  Association          Name                        Connections                     Business
--------------         -----                       --------------                  ---------
                                                   Director                        Mutual Fund
                                                   Compass Capital Group,
                                                   Inc.
                                                   BlackRock Financial
                                                   Management, Inc.

                                                   PNC Equity Advisors Co.         Investment
                                                                                   Advisory

                                                   PNC Bank, New England           Banking

Executive Vice         Herbert G.                  None.
President              Summerfield, Jr.

Executive Vice         Joe R. Irwin                None.
President

President and          Richard L. Smoot            Senior Vice President           Banking
Chief Executive                                    Operations
Officer of PNC                                     PNC Bank Corp. (20)
Bank, National
Association,                                       Director                        Fiduciary
Philadelphia                                       PNC Trust Company of            Activities
                                                   New York (11)

                                                   Director                        Investment
                                                   PNC Institutional               Advisory
                                                   Management Corporation (28)

                                                   Director                        Financial
                                                   PFPC Inc. (3)                   Related
                                                                                   Services

                                                   Director, Chairman &            Banking
                                                   President
                                                   PNC Bank, New Jersey,
                                                   National Assoc.

                                                   Director, Chairman & CEO        Banking
                                                   PNC National Bank

                                                   Director & Chairman             Leasing
                                                   PNC Credit Corp.

Senior Vice            George Lula                 None.
President

Secretary              William F. Strome           Director
International
                                                   PNC Bank International (35)     Banking
                                                                                   Services



  Position with
   PNC Bank,
   National                                        Other Business                  Type of
  Association           Name                        Connections                    Business
--------------          -----                      --------------                  ---------
                                                   Managing General Counsel        Bank Holding
                                                   and Senior Vice President       Company
                                                   PNC Bank Corp.

Senior Vice             James P. Conley            None.
President/
Credit Policy

--------------------

* For more information, contact William F. Strome, PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, PA 19101.


(1)  PNC Bank, National Association, 120 S. 17th Street, Philadelphia, PA
     19103.
(2)  PNC National Bank, 103 Bellevue Parkway, Wilmington, DE 19809.
(3)  PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.
(4)  PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE  19809.
(5) Provident Capital Management, Inc., 30 S. 17th Street, Site 1500, Philadelphia, PA 19103.
(6) PNC National Investment Corporation, Broad and Chestnut Streets, Philadelphia, PA 19101.
(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.
(8)  Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.
(9)  PNC Bancorp, Inc. 3411 Silverside Park, Wilmington, DE 19810
(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.
(11) PNC Trust Company of New York, 40 Broad Street, New York, NY 10084.
(12) Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia, PA
     19101.
(13) PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE 19809.
(14) PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA 15265.
(15) Advanced Investment Management, Inc., 27th Floor, One Oliver Plaza, Pittsburgh, PA 15265.
(16) PNC Bank of New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.
(17) PNC Institutional Management Corporation, 400 Bellevue Parkway, Wilmington, DE 19809.
(18) Provident National Leasing Corporation, Broad and Chestnut Streets, Philadelphia, PA 19101
(19) Provident National Bank Corp. New Jersey, 1 Centennial Square, Haddonfield, NJ 08033
(20) The Clayton Bank and Trust Company, Clayton, DE 19938
(21) Keystone Life Insurance Company, 1207 Chestnut Street, Philadelphia, PA 19107-4101
(22) Consol, Inc., Consol Plaza, Pittsburgh, PA  15241
(23) Medical College of PA, Hahnemann University, U30 East Sedgwick Street, Philadelphia, PA 19119
(24) F. Eugene Dixon, Jr., Private Trustee, 665 Thomas Road, Lafayette Hill, PA 19444-0178

(25)  Lord Corporation, 2000 W. Grandview Boulevard, Erie, PA  16514
(26)  Marine Bank, Ninth and State Streets, Erie, PA  16553
(27)  Geisinger Foundation, 100 N. Academy Avenue, Danville, PA  17822
(28)  Calgon Carbon Corporation, P.O. Box 717, Pittsburgh, PA  15230-0717
(29)  University of Pittsburgh, 107 Cathedral of Learning, Pittsburgh, PA 15260
(30)  Continental Medical Systems, Inc., P.O. Box 715, Mechanicsburg, PA  17055
(31) Lewis, Eckert, Robb & Company, 425 One Plymouth Meeting, Plymouth Meeting, PA 19462
(32) Football Club of the National Football League, 300 Stadium Circle, Pittsburgh, PA 15212
(33)  USAir Group, Inc. and USAir, Inc., 2345 Crystal Drive, Arlington, VA 22227
(34)  Bell of Pennsylvania, One Parkway, Philadelphia, PA  19102
(35)  PNC Bank International, 5th and Wood Streets, Pittsburgh, PA  15222

Item 29.    Principal Underwriter
            ---------------------

       (a) Counsellors Securities Inc. (the "Distributor") acts as distributor for the following investment companies:

            Warburg, Pincus Cash Reserve Fund
            Warburg, Pincus New York Tax Exempt Fund
            Warburg, Pincus New York Municipal Bond Fund
            Warburg, Pincus Intermediate Maturity Government Fund
            Warburg, Pincus Fixed Income Fund
            Warburg, Pincus Global Fixed Income Fund
            Warburg, Pincus Capital Appreciation Fund
            Warburg, Pincus Emerging Growth Fund
            Warburg, Pincus International Equity Fund
            Warburg, Pincus Japan OTC Fund
            Counsellors Tandem Securities Fund
            Warburg Pincus Growth & Income Fund
            Warburg Pincus Balanced Fund
            Warburg Pincus Tax Free Fund

The Distributor acts as a principal underwriter, depositor or investment adviser for the following investment companies: None other than Registrant and companies listed above.

            (b) Information for each director or officer of the Distributor is set forth below:


Name and Principal            Positions and Offices       Positions and Offices
 Business Address             with the Distributor        with Registrant
------------------            ---------------------       ------------------
John L. Vogelstein            Director
466 Lexington Avenue
New York, New York  10017

Lionel I. Pincus              Director
466 Lexington Avenue
New York, New York  10017

Reuben S. Leibowitz           Director,
466 Lexington Avenue          President and Chief
New York, New York  10017     Financial Officer

John L. Furth                 Director
466 Lexington Avenue
New York, New York  10017

Arnold M. Reichman            Vice President,             Director
466 Lexington Avenue          Secretary and
New York, New York  10017     Chief Operating Officer

Roger Reinlieb                Vice President
466 Lexington Avenue
New York, New York  10017

Karen Amato                   Assistant Secretary
466 Lexington Avenue
New York, New York  10017

Stephen Distler               Treasurer
466 Lexington Avenue
New York, New York  10017


     (c) Information as to commissions and other compensation received by the principal underwriter is set forth below.

                        Net
Name of            Underwriting      Compensation
Principal          Discounts and    on Redemption      Brokerage        Other
Underwriter         Commissions     and Repurchase    Commissions    Compensation
---------------    -------------    --------------    -----------    ------------

Counsellors        $  0            $  0               $  0           $  0
Securities
Inc.

Item 30.  Location of Accounts and Records
          --------------------------------

     (1) PNC Bank, National Association (successor by merger to Provident National Bank), 1600 Market Street, Philadelphia, PA 19103 (records relating to its functions as sub-adviser and custodian).

     (2) Counsellors Securities Inc., 466 Lexington Avenue, New York, New York 10017 (records relating to its functions as distributor).

     (3) PNC Institutional Management Corporation (formerly Provident Institutional Management Corporation), Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

     (4) PFPC Inc. (formerly Provident Financial Processing Corporation), Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

     (5) Ballard Spahr Andrews & Ingersoll, 1735 Market Street - 51st Floor, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

     (6) BEA Associates, One Citicorp Center, 153 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

     (7) Warburg, Pincus Counsellors, Inc., 466 Lexington Avenue, New York, New York 10017-3147 (records relating to its functions as investment adviser).


Item 31.  Management Services
          -------------------

          None.
Item 32.  Undertakings
          ------------

          (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

          (b) Registrant hereby undertakes to file a post-effective amendment, using unaudited financial statements for RBB Boston Partners Large Cap Value Fund (Investor Class, Advisor Class and Institutional Class); BEA International Equity (Investor and Advisor Classes), BEA Emerging Markets Equity (Investor and Advisor Classes), BEA Global Telecommunications (Investor and Advisor Classes) and BEA High Yield (Investor and Advisor Classes) Funds which need not be certified, within four to six months from effective date of this Registration Statement.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on December 5, 1996.

                                       THE RBB FUND, INC.


                                       By: /s/ Edward J. Roach
                                           -----------------------
                                            Edward J. Roach
                                            President and
                                            Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



        Signature                    Title                      Date
        ---------                    -----                      ----

/s/ Edward J. Roach            President (Principal         December 5, 1996
---------------------------
Edward J. Roach                Executive Officer) and
                               Treasurer (Principal
                               Financial and Accounting
                               Officer)

/s/ Donald van Roden           Director                     December 5, 1996
---------------------------
Donald van Roden

---------------------------    Director
Francis J. McKay

/s/ Marvin E. Sternberg        Director                     December 5, 1996
---------------------------
Marvin E. Sternberg

/s/ Julian A. Brodsky          Director                     December 5, 1996
---------------------------
Julian A. Brodsky

/s/ Arnold M. Reichman         Director                     December 5, 1996
---------------------------
Arnold M. Reichman

/s/ Robert Sablowsky           Director                     December 5, 1996
---------------------------
Robert Sablowsky


                               THE RBB FUND, INC.

                                  RBB CLASSES
                           CASH PRESERVATION CLASSES
                             SANSOM STREET CLASSES
                                BEDFORD CLASSES
                                BRADFORD CLASSES
                           BEA INSTITUTIONAL CLASSES
                              BEA INVESTOR CLASSES
                              BEA ADVISOR CLASSES
                      BOSTON PARTNERS INSTITUTIONAL CLASS
                        BOSTON PARTNERS INVESTOR CLASS
                         BOSTON PARTNERS ADVISOR CLASS
                                JANNEY CLASSES
                                  n/i CLASSES
                                 BETA CLASSES
                                 GAMMA CLASSES
                                 DELTA CLASSES
                                EPSILON CLASSES
                                  ZETA CLASSES
                                  ETA CLASSES
                                 THETA CLASSES


                                 EXHIBIT INDEX
                                 -------------

Exhibit
-------


Ex.-99(b)(10)b      Consent of Counsel
Ex.-99(b)(11)       Consent of Independent Accountants
Ex.-99(b)(19)       Representation of Ballard Spahr Andrews & Ingersoll
Ex.27.1             Financial Data Schedule (n/i Micro Cap Fund)
Ex.27.2             Financial Data Schedule (n/i Growth Fund)
Ex.27.3             Financial Data Schedule (n/i Growth & Value Fund)